As filed with the Securities and Exchange Commission on July 14, 2000.

                                                           File Nos.   333-____
                                                                       811-1464
-------------------------------------------------------------------------------

                        SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-14

                              REGISTRATION STATEMENT
                                   UNDER THE
                             SECURITIES ACT OF 1933

                        PRE-EFFECTIVE AMENDMENT NO. [ ]
                        POST-EFFECTIVE AMENDMENT NO. [ ]

                             SMITH BARNEY FUNDS, INC.
                (Exact Name of Registrant as Specified in Charter)

                               388 Greenwich Street
                                New York, NY 10013
                (Address of Principal Executive Offices, Zip Code)

         Registrant's Telephone Number, Including Area Code: 800-451-2010

                               HEATH B. McLENDON
                           SSB CITI FUND MANAGEMENT LLC
                               388 GREENWICH STREET
                             NEW YORK, NEW YORK 10013
                      (Name and Address of Agent for Service)

                                WITH COPIES TO:

Robert I. Frenkel, Esq.  Christina T. Sydor, Esq.   Roger P. Joseph, Esq.  Burton M. Leibert, Esq.
SSB Citi Fund            SSB Citi Fund              Bingham Dana LLP       Willkie Farr &
   Management LLC          Management LLC           150 Federal Street       Gallagher
388 Greenwich Street     388 Greenwich Street       Boston, MA  02110      787 Seventh Avenue
New York, NY  10013      New York, NY  10013                               New York, NY 10019

 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: as soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933

                     Title of Securities Being Registered:
           Shares of Common Stock ($0.01 par value) of the Registrant

-------------------------------------------------------------------------------

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940; accordingly, no fee is payable herewith because of reliance upon
Section 24(f).

It is proposed that this filing will become effective on August 14, 2000 pursuant to Rule 488 under the Securities Act of 1933.

                      CITIFUNDS GROWTH & INCOME PORTFOLIO
                              21 Milk Street, 5th
                       Floor, Boston, Massachusetts 02109

                                                              ________ __, 2000


Dear Shareholders:

      You are being asked to vote on an Agreement and Plan of Reorganization whereby substantially all of the assets of CitiFunds Growth & Income Portfolio (the "CitiFund"), a series of CitiFunds Trust II, will be transferred in a tax-free reorganization to Smith Barney Large Cap Value Fund (the "Smith Barney Fund"), in exchange for shares of the Smith Barney Fund, a series of Smith Barney Funds, Inc.

      If the Agreement and Plan of Reorganization is approved and consummated, you will no longer be a shareholder of the CitiFund; you will become a shareholder of the Smith Barney Fund. You will receive shares of the corresponding class of the Smith Barney Fund with an aggregate net asset value equal to the aggregate net asset value of your shares in the CitiFund.

      The Smith Barney Fund is advised by SSB Citi Fund Management LLC ("SSB Citi"). SSB Citi, like Citibank, N.A. ("Citibank"), the adviser of the CitiFund, is a subsidiary of Citigroup Inc. SSB Citi also currently manages the CitiFund as subadviser. Citigroup has proposed the reorganization of the CitiFund into the Smith Barney Fund in order to eliminate duplication in the mutual fund investment advisory operations of SSB Citi and Citibank.

      After carefully studying the merits of the proposal, the Board of Trustees of the CitiFund has determined that the reorganization of the CitiFund with the Smith Barney Fund will benefit the CitiFund shareholders.

      The Smith Barney Fund will offer CitiFund shareholders a mutual fund with similar investment objectives and policies. The Trustees of CitiFunds Trust II believe that combining the assets of the CitiFund with the Smith Barney Fund could result in more efficient mutual fund operations due to economies of scale without substantially changing the investment profile of the CitiFund. As a result of the reorganization, CitiFund shareholders will be part of a larger fund family offering a wide array of mutual funds, and will be able to exchange their shares among most or all of those Smith Barney funds.

      The Board of Trustees of CitiFunds Trust II believes that the proposal set forth in the notice of meeting for your fund is important and recommends that you read the enclosed materials carefully and then vote for the proposal. PLEASE TAKE A MOMENT NOW TO SIGN AND RETURN YOUR PROXY CARD(S) IN THE ENCLOSED POSTAGE-PAID ENVELOPE. YOU MAY ALSO CAST YOUR VOTE VIA THE INTERNET OR BY TELEPHONE AS DESCRIBED IN THE ENCLOSeD PROXY VOTING MATERIALS. For more information, please contact your service agent or call 1-800-625-4554. If your account is held with Citicorp Investment Services, please call 1-800-846-5200; in New York City, you will need to call 212-820-2380.

                                          Respectfully,



                                          Philip W. Coolidge
                                          President

      WE URGE YOU TO SIGN AND RETURN YOUR PROXY CARD(S) IN THE ENCLOSED POSTAGE-PAID ENVELOPE, OR CAST YOUR VOTE VIA THE INTERNET OR BY TELEPHONE, TO ENSURE A QUORUM AT THE MEETING. YOUR VOTE IS IMPORTANT REGARDLESS OF THE NUMBER OF SHARES YOU OWN.

                      CITIFUNDS GROWTH & INCOME PORTFOLIO

                           21 Milk Street, 5th Floor
                          Boston, Massachusetts 02109
                           Telephone: (617) 423-1679

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

      Please take notice that a Special Meeting of Shareholders of CitiFunds Growth & Income Portfolio (the "CitiFund"), a series of CitiFunds Trust II, will be held at the offices of SSB CitiFund Management LLC, 7 World Trade Center, 4th Floor, Balcony Dining, New York, New York 10048, on October 2, 2000 at 3:30 p.m., Eastern time, for the following purposes:

      ITEM 1. To consider and act upon a proposal to approve an Agreement and Plan of Reorganization which provides for and contemplates: (1) the transfer of substantially all of the assets and liabilities of the CitiFund to Smith Barney Large Cap Value Fund (the "Smith Barney Fund"), a series of Smith Barney Funds, Inc., solely in exchange for voting shares of the corresponding class of Smith Barney Fund; (2) the distribution of the shares to the shareholders of the CitiFund in liquidation of the CitiFund; and (3) the termination of the CitiFund.

      ITEM 2. To transact such other business as may properly come before the Special Meeting of Shareholders and any adjournments thereof.

      Item 1 is described in the attached Proxy Statement/Prospectus. THE BOARD OF TRUSTEES OF THE CITIFUND RECOMMENDS THAT YOU VOTE IN FAVOR OF ITEM 1.

      Only shareholders of record on August 11, 2000 will be entitled to vote at the Special Meeting of Shareholders and at any adjournments thereof.


                                          Robert I. Frenkel, Secretary


August 16, 2000

      YOUR VOTE IS IMPORTANT. WE WOULD APPRECIATE YOUR PROMPTLY VOTING, SIGNING AND RETURNING THE ENCLOSED PROXY, WHICH WILL HELP AVOID THE ADDITIONAL EXPENSE OF A SECOND SOLICITATION. THE ENCLOSED ADDRESSED ENVELOPE REQUIRES NO POSTAGE AND IS PROVIDED FOR YOUR CONVENIENCE. YOU ALSO MAY RETURN PROXIES BY TOUCHTONE VOTING OVER THE TELEPHONE OR BY VOTING ON THE INTERNET.

                      COMBINED PROXY STATEMENT/PROSPECTUS
                                August 16, 2000

                          Relating to the acquisition by
                  SMITH BARNEY LARGE CAP VALUE FUND, a series of
                             SMITH BARNEY FUNDS, INC.
                               388 Greenwich Street
                                New York, NY 10013
                           Telephone: (800) 451-2010

                                 of the assets of

                 CITIFUNDS GROWTH & INCOME PORTFOLIO, a series of
                                CITIFUNDS TRUST II
                           21 Milk Street, 5th Floor
                          Boston, Massachusetts 02109
                           Telephone: (617) 423-1679


      This Proxy Statement/Prospectus is furnished to shareholders of CitiFunds Growth & Income Portfolio (the "CitiFund"), a series of CitiFunds Trust II (the "CitiFunds Trust") in connection with the solicitation of proxies for a Special Meeting of Shareholders of the CitiFund at which shareholders will be asked to consider and approve a proposed Agreement and Plan of Reorganization (the "Plan") between the CitiFunds Trust, on behalf of the CitiFund, and Smith Barney Funds, Inc., on behalf of its series, Smith Barney Large Cap Value Fund (the "Smith Barney Fund").

      The Plan provides that substantially all of the assets and liabilities of the CitiFund will be transferred to the Smith Barney Fund. In exchange for the transfer of these assets and liabilities, the CitiFund will receive voting shares of the Smith Barney Fund. Shares of the Smith Barney Fund so received would then be distributed to the shareholders of the CitiFund in complete liquidation of the CitiFund, and the CitiFund would be terminated. As a result of these reorganization transactions, each shareholder of each class of the CitiFund would receive that number of full and fractional shares of the corresponding class of the Smith Barney Fund having an aggregate net asset value equal to the aggregate net asset value of the shareholder's shares of the CitiFund held on the closing date of the reorganization transaction (the "Reorganization").

      The CitiFund and Smith Barney Fund are each a series of open-end, management investment companies. The Smith Barney Fund has investment objectives and policies similar to those of the CitiFund. Both Funds invest primarily in common stocks of large cap U.S. issuers. Both Funds employ an investment strategy called "value" investing, which means that they invest in companies they believe are undervalued but have good longer-term prospects for growth.

      This Proxy Statement/Prospectus, which should be retained for future reference, sets forth concisely the information about the Smith Barney Fund that a prospective investor should know before investing. This Proxy Statement/Prospectus is also accompanied by the Smith Barney Fund's annual report to shareholders for the year ended December 31, 1999, which is incorporated herein by reference. For a more detailed discussion of the investment objectives, policies, restrictions and risks of the Smith Barney Fund, see the Prospectus for the Smith Barney Fund, dated April 28, 2000, as supplemented from time to time, which is incorporated herein by reference. Additional information is set forth in the Statement of Additional Information of the Smith Barney Fund, dated April 28, 2000, which is incorporated herein by reference. The Prospectus and Statement of Additional Information of the Smith Barney Fund are on file with the Securities and Exchange Commission and are available without charge upon request by writing or calling the Smith Barney Fund at the address or telephone number indicated above.

      Additional information is set forth in (a) the Statement of Additional Information relating to this Proxy Statement/Prospectus, dated August 16, 2000,
(b) the Prospectus and Statement of Additional Information of the CitiFund, dated March 1, 2000, (c) the Annual Report of the CitiFund for the fiscal year ended October 31, 1999 and (d) the Semi-Annual Report of the CitiFund for the six-month period ended April 30, 2000. Each of these documents is incorporated herein by reference and is on file with the Securities and Exchange Commission. You may obtain a copy of any of these documents without charge upon request by writing or calling the CitiFund at the address or telephone number indicated above.

      This Proxy Statement/Prospectus is expected to be first sent to shareholders on or about August 16, 2000.

      THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROXY
STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS COMBINED PROXY STATEMENT/PROSPECTUS AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE CITIFUND OR THE SMITH BARNEY FUND.

                               TABLE OF CONTENTS


SYNOPSIS....................................................
   Proposed Transaction.....................................
   Comparison of Investment Objectives and Policies.........
   Comparison of Investment Structure of the
      CitiFund and Smith Barney Fund........................
   Investment Advisory Services and Management Fees.........
   Overall Expenses.........................................
   Distribution of Shares and Other Services................
   Sales Charges, Purchase Policies,
      Redemption and Exchange Information...................
   Dividends and Other Distributions........................
   Tax Consequences.........................................

PRINCIPAL INVESTMENTS, RISK FACTORS AND INVESTMENT RESTRICTIONS
   Principal Investments and Risk Factors...................
   Fundamental Investment Restrictions......................

THE PROPOSED TRANSACTION....................................
   Description of the Plan..................................
   Reasons for the Proposed Transaction.....................
   Description of the Securities to be Issued...............
   Federal Income Tax Consequences..........................
   Liquidation and Termination of the CitiFund..............
   Portfolio Securities.....................................
   Portfolio Turnover.......................................
   Pro Forma Capitalization.................................
   Performance..............................................

VOTING INFORMATION..........................................
   General Information......................................
   Quorum; Vote Required to Approve Proposal................
   Outstanding Shareholders.................................

ADDITIONAL INFORMATION ABOUT THE FUNDS......................

OTHER MATTERS...............................................

                                     SYNOPSIS

      The following is a summary of certain information contained in this Proxy Statement/ Prospectus regarding the CitiFund and the Smith Barney Fund (each, a "Fund," and collectively, the "Funds") and the proposed Reorganization. This summary is qualified by reference to the more complete information contained elsewhere in this Proxy Statement/Prospectus, the Prospectus of the Smith Barney Fund, the Prospectus of the CitiFund, and the Plan, the form of which is attached to this Proxy Statement/Prospectus as Exhibit A. Shareholders of the CitiFund should read this entire Proxy Statement/Prospectus carefully.

Proposed Transaction

      The Board of Trustees of the CitiFunds Trust, on behalf of the CitiFund, including the Trustees who are not "interested persons" of such Fund (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) (the "Non-Interested Trustees"), approved the Plan on July 13, 2000. The Plan provides that substantially all of the assets and liabilities of the CitiFund will be transferred to the Smith Barney Fund. The CitiFund holds its assets through an underlying investment company (the "Underlying Portfolio"). As part of the Reorganization, and prior to the transfer of assets to the Smith Barney Fund, the CitiFund will receive a distribution in kind from the Underlying Portfolio of the investment securities held by the Underlying Portfolio on its behalf (and associated liabilities), and those investment securities will be the assets transferred to the Smith Barney Fund. In exchange for the transfer of those assets and liabilities, the CitiFund will receive voting shares of the Smith Barney Fund. Shares of the Smith Barney Fund so received will then be distributed to the shareholders of the CitiFund in complete liquidation of the CitiFund, and the CitiFund will be terminated.
As a result of the Reorganization, each shareholder of each class of the CitiFund will receive that number of full and fractional shares of the corresponding class of the Smith Barney Fund having an aggregate net asset value equal to the aggregate net asset value of the shareholder's shares of the CitiFund held as of the close of business on the closing date of the Reorganization (the "Closing Date"). The Closing Date is expected to be
October 6, 2000 or such later date as the parties may agree in writing.

      For the reasons described below under "The Proposed Transaction - Reasons for the Proposed Transaction," the Board of Trustees of the CitiFund, including the Non-Interested Trustees, has concluded that the Reorganization is in the best interests of the CitiFund and its shareholders and that the interests of the existing shareholders of the CitiFund will not be diluted as a result of the Reorganization.

      Accordingly, the Trustees recommend approval of the Plan. If the Plan is not approved, the CitiFund will continue in existence unless other action is taken by the Trustees; such other action may include resubmission of the plan to shareholders, maintaining the status quo, of termination and liquidation of the CitiFund.

Comparison of Investment Objectives and Policies

Goals

      The goal of the CitiFund is to provide long-term capital growth and current income. The goal of the Smith Barney Fund is to provide current income and long-term growth of income and capital.

Investment Policies

      Equity Securities. Each Fund's equity securities consist primarily of common stocks of large cap U.S. issuers. For the CitiFund, companies with market capitalizations within the top 1,000 stocks of the U.S. equity market are considered to be large cap issuers. For the Smith Barney Fund, companies with market capitalizations of at least $5 billion are considered to be large cap issuers. Each Fund also may invest in preferred stocks, warrants, and securities convertible into common stocks.

      Debt Securities. Each Fund may also invest in debt securities, including securities issued by the U.S. government (or its agencies and instrumentalities), corporate securities, mortgage-backed securities, and asset-backed securities. The Smith Barney Fund's long-term non-convertible debt securities must be investment grade (meaning securities rated Baa or better by Moody's Investors Service ("Moody's") or BBB or better by Standard & Poor's Rating Service ("Standard & Poor's") when the Fund purchases them.

      The CitiFund may invest in investment-grade debt securities as well as debt securities rated below investment grade. Below-investment-grade securities are commonly known as "junk bonds" because they are rated in the lower rating categories by a nationally recognized statistical rating organization or, if unrated, are deemed by Citibank, N.A. ("Citibank"), the CitiFund's investment manager, to be of similar credit quality. Investing in junk bonds may subject this Fund to higher risks, as discussed under "Principal Investments, Risk Factors and Investment Restrictions" below.

      Foreign Securities. The CitiFund may invest up to 25% of its assets in foreign equity and debt securities including depositary receipts (meaning receipts representing the right to receive securities of foreign issuers deposited in a U.S. bank or a local branch of a foreign bank). The CitiFund's foreign securities may be issued by issuers in developing countries. The Smith Barney Fund may invest without limit in foreign equity and debt securities, although the Fund's investment manager, SSB Citi Fund Management LLC ("SSB Citi"), currently intends to limit such investment to 5% of the Fund's assets. An additional 10% of the Smith Barney Fund's assets may be invested in sponsored American Depositary Receipts. (i.e., see "Principal Investments, Risk Factors and Investment Restrictions" below for more information on the risks of foreign securities).

      Derivative Securities. Each Fund may invest in derivative securities, including options on securities, stock index options, forward currency contracts, stock index futures contracts, and options on futures contracts (see "Principal Investments, Risk Factors and Investment Restrictions" below for more information on the risks of derivatives). The CitiFund also may purchase call options on securities, purchase and write put and call options on a foreign currency, invest in swap agreements, and invest in interest-only securities ("IOs") and principal-only securities ("POs") (each a type of collateralized mortgage obligation ("CMO")). The CitiFund may invest in derivative securities for hedging purposes and to generate income. The Smith Barney Fund is subject to certain limits on the amount of its assets that may be invested or subject to puts, calls or combinations thereof and may not purchase or sell options that are not listed on a national exchange. In addition, the Smith Barney Fund may not invest in interest-rate futures contracts or in listed put and call options on future contracts.

      Zero Coupon Obligations. The CitiFund may invest in zero coupon obligations, such as zero coupon bonds issued by companies and securities representing future principal and interest installments on debt obligations of the U.S. and foreign governments. The Smith Barney Fund may not invest in zero coupon obligations (see "Principal Investments, Risk Factors and Investment Restrictions" below for more information on the risks of zero coupon obligations).

      Defensive Investing. Each Fund may depart from its principal investing strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in money market and short-term debt securities. If a Fund takes a temporary defensive position, it may not achieve its investment goal.

Security Selection Process

      In selecting investments for the CitiFund, Citibank uses a value-oriented approach. The portfolio managers of the CitiFund look for securities that they believe are currently undervalued, or priced below their true worth, but whose issuers have good longer-term prospects. The portfolio managers look for securities that they believe are underpriced according to certain financial measurements of their intrinsic worth or business prospects (such as the company's cash flow, potential earnings prospects, growth rate and/or dividend-paying ability).

      In selecting investments for the Smith Barney Fund, SSB Citi employs a two-step stock selection process in its search for undervalued stocks of established, well-recognized but temporarily out-of-favor companies. First, the portfolio manager uses proprietary models and fundamental research to try to identify stocks that are underpriced in the market relative to their fundamental value. Next, the portfolio manager looks for a positive catalyst in the company's near-term outlook that the manager believes will accelerate earnings.

Comparison of Investment Structure of the CitiFund and the Smith Barney Fund

      The CitiFund is a feeder fund in a two-tier master/feeder structure. This means that the CitiFund invests its assets in an underlying mutual fund, Large Cap Value Portfolio (referred to as the "Underlying Portfolio"), which itself invests directly in equity securities. The Underlying Portfolio is a mutual fund with its own investment goals and policies. The Underlying Portfolio buys, holds and sells securities in accordance with these goals and policies. Unless otherwise indicated, references to the CitiFund include the Underlying Portfolio.

      The Smith Barney Fund invests directly in securities. This difference in investment structure is not expected to affect in any material way CitiFunds shareholders who receive shares of the Smith Barney Fund in the Reorganization.

Investment Advisory Services and Management Fees

      Citibank, N.A., a wholly-owned subsidiary of Citigroup Inc., serves as the investment manager of the CitiFund and the Underlying Portfolio. SSB Citi, also a wholly-owned subsidiary of Citigroup Inc., serves as the subadviser to the Underlying Portfolio. SSB Citi also serves as investment manager of the Smith Barney Fund and will continue to serve as the investment manager of the Smith Barney Fund after the consummation of the Reorganization. Citigroup businesses provide a broad range of financial services and asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading and use diverse channels to make them available to consumer and corporate customers around the world.

      The CitiFund pays an aggregate management fee, which is accrued daily and paid monthly, of up to 0.80% of the CitiFund's average daily net assets on an annualized basis for the CitiFund's then-current fiscal year. This aggregate management fee includes fees payable to Citibank for the asset management and administrative services it provides to the CitiFund and its underlying portfolio and fees payable to SSB Citi for its sub-advisory services to Large Cap Value Portfolio.

      The Smith Barney Fund pays a management fee of 0.55% per annum of that Fund's average daily net assets. Thus, the Smith Barney Fund pays a smaller percentage of its average daily net assets in advisory and management fees than does the CitiFund. For a comparison of the total annual operating expenses of the CitiFund and Smith Barney Fund please review the expense tables under "Overall Expenses" below.

      Ellen Cardozo Sonsino, an investment officer of SSB Citi and a managing director of Salomon Smith Barney, has been responsible for the day-to-day management of the Smith Barney Fund's portfolio since March 1998. Ms. Sonsino is also the portfolio manager for the Underlying Portfolio. She has 21 years of investment management experience.

Overall Expenses

      The total annual operating expenses for Class A and Class B shares of the Smith Barney Fund, as determined for the Fund's most recent fiscal year, were lower than the total annual operating expenses of the Class A and Class B shares of the CitiFund for its most recent fiscal year even after taking into account waivers and reimbursements by service providers to the CitiFund. Further information about the expenses of each class of the CitiFund and the Smith Barney Fund for the fiscal years ended October 31, 1999 and December 31, 1999, respectively, and pro forma expenses following the proposed Reorganization is outlined in the table below.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
FEES PAID DIRECTLY FROM                                            PRO FORMA
YOUR INVESTMENT                                 SMITH BARNEY     SMITH BARNEY
                                 CITIFUND           FUND             FUND

SHARE CLASS                 Class A  Class B  Class A  Class B  Class A  Class B

Maximum Sales Charge (Load)
 Imposed on Purchases          5.00%     None    5.00%    None     5.00%    None

Maximum Deferred Sales
 Charge (Load)                 None1   5.00%2    None3  5.00%2     None3  5.00%2

--------------------------------------------------------------------------------
ANNUAL FUND
OPERATING EXPENSES(4)
EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS
Management Fees                0.80%    0.80%    0.55%   0.55%     0.55%   0.55%
Distribution (12b-1) Fees      0.25%    1.00%    0.25%   1.00%     0.25%   1.00%
Other Expenses (administrative,
 shareholder servicing and     0.40%    0.40%    0.10%   0.12%     0.10%   0.12%
 other expenses)
TOTAL ANNUAL FUND
 OPERATING EXPENSES           1.45%*   2.20%*    0.90%   1.67%     0.90%   1.67%
--------------------------------------------------------------------------------
* Because some of CitiFunds Growth & Income Portfolio's expenses were waived or reimbursed, actual total operating expenses with respect to Class A and B shares for the fiscal year ended October 31, 1999 were 1.30% and 2.05%, respectively.
1 Except for investments of $500,000 or more.
2 Class B shares have a contingent deferred sales charge ("CDSC") that is deducted from your sale proceeds if you sell your Class B shares within five years of your original purchase of the shares. In the first year after purchase, the CDSC is 5.00% of the price at which you purchased your shares, or the price at which you sold your shares, whichever is less, declining to 1.00% in the fifth year after purchase.
3 You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of purchase you will pay a deferred sales charge of 1.00%.
4 CitiFunds Growth & Income Portfolio invests in securities through an underlying mutual fund, Large Cap Value Portfolio. This table reflects the expenses of the Fund and Large Cap Value Portfolio.

--------------------------------------------------------------------------------

      This example is intended to help you compare the cost of investing in each of the Funds. The example assumes you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year and that each Fund's annual operating expenses (before waivers and reimbursements) remain the same. The expenses of the CitiFund's Underlying Portfolio are reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
                                        1 Year    3 Years   5 Years    10 Years
--------------------------------------------------------------------------------
CITIFUNDS GROWTH & INCOME PORTFOLIO
--------------------------------------------------------------------------------
 Class A                                 $640      $936      $1,253     $2,148
--------------------------------------------------------------------------------
 Class B
--------------------------------------------------------------------------------
   Assuming redemption at end  of period $723      $988      $1,280     $2,344
--------------------------------------------------------------------------------
   Assuming no redemption                $223      $688      $1,180     $2,344
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SMITH BARNEY LARGE CAP VALUE FUND
--------------------------------------------------------------------------------
 Class A                                 $587      $773        $974     $1,552
--------------------------------------------------------------------------------
 Class B
--------------------------------------------------------------------------------
   Assuming redemption at end of period  $670      $826      $1,007     $1,771
--------------------------------------------------------------------------------
   Assuming no redemption                $170      $526        $907     $1,771
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
PRO FORMA SMITH BARNEY LARGE CAP
VALUE FUND
--------------------------------------------------------------------------------
 Class A                                 $587      $773        $974     $1,552
--------------------------------------------------------------------------------
 Class B
--------------------------------------------------------------------------------
   Assuming redemption at end of period  $670      $826      $1,007     $1,771
--------------------------------------------------------------------------------
   Assuming no redemption                $170      $526        $907     $1,771
--------------------------------------------------------------------------------

Distribution of Shares and Other Services

Distributor

      The distributor of the Smith Barney Fund is Salomon Smith Barney, Inc. A selling group consisting of Salomon Smith Barney and other broker-dealers sells shares of the Smith Barney Fund to the public. The distributor of the CitiFund is CFBDS, Inc.

      Both the CitiFund and the Smith Barney Fund have adopted Rule 12b-1 distribution plans for their Class A and B shares. Under the plans, each Fund pays distribution and service fees. The distribution and service fees for Class A and Class B shares of the CitiFund and the Smith Barney Fund are the same. See "Overall Expenses" above for a comparison of the total fees for the CitiFund and the Smith Barney Fund.

Other Service Providers

      The CitiFund and Smith Barney Fund generally have different service providers. Upon completion of the Reorganization, the Smith Barney Fund will continue to engage its existing service providers. In all cases, the types of services provided to the Funds under these service arrangements are substantially similar.

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SERVICE PROVIDER          CITIFUND                 SMITH BARNEY FUND
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Custodian                 State Street Bank and    PNC Bank National
                          Trust Company            Association
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Auditors                  PricewaterhouseCoopers   KPMG LLP
                          LLP
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Transfer Agent            State Street Bank and    Citi Fiduciary Trust
                          Trust Company            Company
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Sub-Transfer Agent        N/A                      PFPC Global Fund Services
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Sales Charges, Purchase Policies, Redemption and Exchange Information

Sales Charges

      Class A shares of the CitiFund and the Smith Barney Fund are sold at net asset value plus a front-end sales charge. There will be no sales load charged to Class A shareholders of the CitiFund on the Class A shares of the Smith Barney Fund they receive in the Reorganization. See "Overall Expenses" for tables comparing sales charges and other expenses of the Funds.

      The front-end sales charge on purchases of less than $25,000 of Class A shares of the CitiFund is the same as the front-end sales charge on such purchases of Class A shares of the Smith Barney Fund; with respect to purchases in larger amounts, the sales charge applicable Class A shares of the Smith Barney Fund is higher than that of the CitiFund. You do not pay an initial sales charge when you buy $500,000 or more of Class A shares of the CitiFund or $1,000,000 or more of Class A shares of the Smith Barney Fund, but if you redeem these Class A shares within one year of purchase you will pay a deferred sales charge of 1%. For purposes of determining the one-year holding period, a CitiFund shareholder will be deemed to have held the shares of the Smith Barney Fund received in the Reorganization since the date of the shareholder's original purchase of shares of the CitiFund.

      Class B shares of the CitiFund and Smith Barney Fund are sold without a front-end sales charge, but shareholders are charged a contingent deferred sales charge (CDSC) if they sell their Class B shares within five years after purchase. For each of the Funds, the rate of the CDSC goes down the longer you hold your shares. For purposes of determining the holding period, a CitiFund shareholder will be deemed to have held the shares of the Smith Barney Fund received in the Reorganization since the date of the shareholder's original purchase of shares of the CitiFund (or, if the shares of the CitiFund were received in an exchange from an earlier purchase, the date of that earlier purchase). Shareholders of the CitiFund are subject to the same contingent deferred sales charge schedule as shareholders of the Smith Barney Fund.

      After 8 years, Class B shares of each Fund automatically convert into Class A shares. For each Fund, Class A shares have lower total annual operating expenses than Class B shares.

      The CitiFund and the Smith Barney Fund have established policies, including rights of accumulation and letter of intent privileges, waiving the Class A initial sales charge for certain classes of investors under certain circumstances. Shareholders who wish to make purchases of Class A shares of the Smith Barney Fund after the Reorganization should review the Prospectus of the Smith Barney Fund for additional information about these waivers. As noted above, the Smith Barney Fund will not impose any initial sales charge on the Class A shares of the Smith Barney Fund that CitiFund shareholders receive in the Reorganization.

      Each Fund has established policies waiving the Class B contingent deferred sales charge for certain classes of investors under certain circumstances. Class B shareholders should review the CDSC waiver policies of the Smith Barney Fund to determine whether a waiver may be applicable when they redeem their Class B shares of the Smith Barney Fund received in the Reorganization. The CDSC on Class B shares of the Smith Barney Fund will generally be waived for 12 months following the death or disability of a shareholder. The CDSC will also be waived on certain distributions from a retirement plan. You should review the Prospectus and Statement of Additional Information of the Smith Barney Fund for a more complete description of the waiver policies that may be applicable. These policies are generally similar to the waiver policies in effect for the CitiFund.

Purchase Policies

      You may purchase shares of each Fund at their net asset value, plus any applicable sales charge, next determined after receipt of your purchase request in good order. You may purchase shares of the CitiFund from the Fund's distributor or a broker-dealer or financial institution (called a Service Agent) that has entered into a sales or service agreement with the distributor concerning the Fund. You may purchase shares of the Smith Barney Fund from a Salomon Smith Barney Financial Consultant or an investment dealer in the selling group or a broker that clears through Salomon Smith Barney (called a dealer representative). Qualified retirement plans and certain other investors who are clients of the selling group are eligible to buy shares directly from the Smith Barney Fund by mailing a request to the Smith Barney Fund's sub-transfer agent.

      Smith Barney Fund shareholders may make additions to their accounts by purchasing shares through a service known as the Systematic Investment Plan. Under the Systematic Investment Plan, shareholders may authorize Salomon Smith Barney or the sub-transfer agent to transfer funds automatically from a regular bank account, a Salomon Smith Barney brokerage account or a Smith Barney money market fund to buy shares of the Smith Barney Fund on a regular basis. Monthly transfers must be at least $25 and quarterly transfers must be at least $50. If a shareholder's account does not have sufficient funds on a transfer date, that shareholder may be charged a fee.

      The CitiFund does not impose any minimum initial or subsequent investment requirements but a Service Agent may. The Smith Barney Fund imposes initial and additional investment amounts that vary depending on the class of shares bought and the nature of the investment account. Upon consummation of the Reorganization, CitiFund shareholders will be subject to these minimum amounts if they wish to purchase additional shares of the Smith Barney Fund. These minimum initial and additional investment amounts are set forth in the table below:

                                   MINIMUM INITIAL     MINIMUM ADDITIONAL
SMITH BARNEY FUND                    INVESTMENT            INVESTMENT
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General                               $1,000                  $50
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IRAs, Self Employed Retirement          $250                  $50
Plans, Uniform Gift to Minor Accounts
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Qualified Retirement Plans (under        $25                  $25
Section 403(b)(7) or Section 401(a) of
the Internal Revenue Code, including
401(k) plans)
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Simple IRAs                               $1                   $1
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Monthly Systematic Investment Plans      $25                  $25
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Quarterly Systematic Investment          $50                  $50
Plans
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Redemptions

      Shares of each Fund are redeemable on any business day at a price equal to the net asset value of the shares the next time it is calculated after receipt of your redemption request in good order. The table below compares the redemption procedures and policies of the CitiFund and the Smith Barney Fund, which are generally similar.

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REDEMPTION           CITIFUND                   SMITH BARNEY FUND
PROCEDURES AND
POLICIES
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Through an           To redeem shares, you may  To redeem shares, you may
Appropriate Contact  contact the Fund's         contact a Salomon Smith
Person               transfer agent, or for a   Barney Financial
                     shareholder that holds     Consultant or dealer
                     shares through a Service   representative, or for
                     Agent, the Service Agent.  accounts held directly
                                                with the Smith Barney
                                                Fund, the sub-transfer
                                                agent.

     By Mail         You may send written       For accounts held directly at
                     redemption requests to     the Fund, you may send written
                     the Fund's transfer agent  redemption requests to the sub-
                     or, if you  hold shares    transfer agent.
                     through a Service Agent,
                     your Service Agent.

     By Telephone    You may make redemption    You may be eligible to
                     requests by telephone if   redeem shares (except those
                     your application permits.  held in retirement plans) in
                                                amounts up to $10,000 per day
                                                through the transfer agent.
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Systematic           You can arrange to for     You can arrange for the
Withdrawal Plan      automatic withdrawal of a  automatic redemption of a
                     specified dollar amount    portion of your shares on
                     from your account on a     a monthly or quarterly
                     regular basis (no more     basis.  To qualify, you
                     frequently than            must own shares of at
                     monthly).  To qualify,     least $10,000 ($5,000 for
                     you must have at least     retirement plan accounts)
                     $10,000 in your account    and each automatic
                     to participate in this     redemption must be at
                     program and each           least $50.  If your
                     withdrawal must be at      shares are subject to a
                     least $100.  If your       deferred sales charge,
                     shares are subject to a    the sales charge will be
                     CDSC, you may only         waived if your automatic
                     withdraw up to 10% of the  payments do not exceed 1%
                     value of your account in   per month of the value of
                     any year, but you will     your shares subject to a
                     not be subject to a CDSC   deferred sales charge.
                     on the shares withdrawn
                     under the Plan.
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Automatic            Your account balance with  If your account falls
Redemptions          the Fund may be subject    below $500 because of
                     to a $500 minimum.  If     redemption of Fund
                     so, the Fund reserves the  shares, the Fund may ask
                     right to close your        you to bring your account
                     account if it falls below  up to the minimum
                     $500 because of            requirement.  If your
                     redemptions.  You will     account balance is still
                     have 60 days to make an    below $500 after 60 days,
                     additional investment.     the Fund may close your
                                                account and send you the
                                                redemption proceeds.
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

Exchanges

      Shareholders of the CitiFund may exchange Fund shares for shares of the same class of certain other CitiFunds, subject to the limitation noted below. Shareholders of the Smith Barney Fund may exchange shares for shares of the same class of certain other Smith Barney funds. A shareholder of the Smith Barney Fund must meet the minimum investment amount for each Smith Barney fund (except for systematic exchanges). The CitiFund does not impose any similar minimum investment amount for exchanges into the CitiFunds, but a shareholder's Service Agent may.

      When you exchange your Class A shares of the CitiFund, you generally are required to pay the difference, if any, between the sales charge payable on the shares to be acquired in the exchange and the sales charge paid in connection with your original purchase of Class A shares. The Class A shares of the Smith Barney Fund issued in connection with the Reorganization will not be subject to an initial sales charge at the time of the exchange. CitiFund shareholders who subsequently exchange the Class A shares of the Smith Barney Fund received in connection with the Reorganization, however, will be required to pay the difference, if any, between the sales charge applicable to the shares acquired in the exchange and the sales charge they originally paid. CitiFund shareholders who purchased Fund shares prior to January 4, 1999, will not have to pay a sales charge when they exchange into a Smith Barney fund.

      For exchanges for both Funds, your deferred sales charge (if any) will continue to be measured from the date of your original purchase (which, for CitiFund shareholders, will be deemed to be the date of original purchase of shares of the CitiFund). For both Funds, if you exchange into another fund that has a higher deferred sales charge, you will be subject to that charge. If you exchange at any time into a fund with a lower charge, the sales charge will not be reduced.

      Shareholders of the CitiFunds may place exchange orders through the transfer agent or through their Service Agent, and may place exchange orders by telephone if their account application permits. Shareholders of the Smith Barney Fund may place exchange orders through Salomon Smith Barney Financial Consultants or dealer representatives or through the transfer agent or sub-transfer agent, and may be eligible to exchange shares by telephone. Until September 11, 2000, CitiFund shareholders may continue to exchange their shares of the CitiFund for share of other CitiFunds, as described above. On and after the date, CitiFund shareholders may exchange their shares of the CitiFund only for shares of certain Smith Barney funds, and these exchanges will be subject to the minimum investment amounts pertaining to the applicable Smith Barney fund or funds.

Dividends and Other Distributions

      The CitiFund and the Smith Barney Fund have similar policies relating to dividend and capital gain distributions to shareholders. For each Fund, capital gain distributions and dividends are reinvested in additional shares of the same class that you hold, unless you choose to receive your distributions and dividends in cash. The Funds pay dividends and distribute capital gains, if any, according to the following schedule.

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                          INCOME DIVIDEND          CAPITAL GAIN
FUND                      DISTRIBUTIONS            DISTRIBUTIONS
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CitiFunds Growth &        quarterly (during        annually (in December)
Income Portfolio          March, June, September
                          and December)
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Smith Barney Large Cap    quarterly                annually (typically in
Value Fund                                         December)
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

      On or immediately prior to the Closing Date of the Reorganization, the CitiFund will distribute (in the form of one or more dividends and/or other distributions) to its shareholders substantially all of its investment company taxable income and realized net capital gain, if any, for the current taxable year through the date of such distribution or dividend. Unless otherwise requested, such distributions or dividends will be reinvested in the manner described above. Between the Closing Date and the end of its current taxable year, it is expected that the Smith Barney Fund will make one or more similar distributions to its shareholders, including the former CitiFund shareholders who receive shares of the Smith Barney Fund in the Reorganization. Because such a distribution will generally include income and gains accumulated by the Smith Barney Fund prior to the Closing Date, the former CitiFund shareholders receiving such a distribution will effectively receive a return of a portion of their capital investment in the Smith Barney Fund in the form of a taxable dividend.

Tax Consequences

      The CitiFund and the Smith Barney Fund will each receive an opinion of Bingham Dana LLP in connection with the Reorganization to the effect that, based upon certain facts, assumptions and representations, (i) the distribution of investment securities from the Underlying Portfolio in redemption of the CitiFund's interest in the Underlying Portfolio will not result in the recognition of gain or loss for federal income tax purposes, and (ii) the transfer of substantially all of the assets and liabilities of the CitiFund to the Smith Barney Fund in exchange for voting stock of the Smith Barney Fund, followed by the distribution of such shares in complete liquidation of the CitiFund, will constitute a reorganization within the meaning of section
368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). If the Reorganization constitutes such a reorganization, no gain or loss will be recognized by the CitiFund or its shareholders as a direct result of the Reorganization. See "The Proposed Transaction--Federal Income Tax Consequences."

         PRINCIPAL INVESTMENTS, RISK FACTORS, AND INVESTMENT RESTRICTIONS

Principal Investments and Risk Factors

      The investment objectives and policies and risk factors of CitiFunds Growth & Income Portfolio are, in many respects, similar to those of Smith Barney Large Cap Value Fund. There are, however, certain differences. The following discussion summarizes some of the more significant similarities and differences in the investment policies and risk factors of each of the CitiFund and the Smith Barney Fund and is qualified in its entirety by the Prospectuses and Statements of Additional Information of each of the CitiFund and the Smith Barney Fund incorporated herein by reference.


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FUND(S) SUBJECT    PRINCIPAL INVESTMENT AND ACCOMPANYING RISK FACTOR
TO RISK
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BOTH FUNDS         MARKET RISK:

                   The prices of securities will rise or fall due to changing economic, political or market conditions, or due to the company's individual situation. Some securities held by a Fund may be quite volatile, meaning that their prices can change significantly in a short time.

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BOTH FUNDS         VALUE INVESTING:

                   Value investing involves selecting stocks that are inexpensive compared to other companies with similar earnings or assets. However, value stocks may continue to be inexpensive for long periods of time, and may never realize their potential. A security may not achieve its expected value because the circumstances causing it to be underpriced stay the same or worsen. Or, value stocks as a class may be out of favor with investors. In that case, a Fund may underperform similar funds that do not use a value approach.

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

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BOTH FUNDS         PORTFOLIO SELECTION:

                   The success of each Fund's investment strategy depends in large part on the investment process. The portfolio managers may fail to pick securities that perform well because they are unable to predict accurately the direction of interest rates or to assess other economic factors. In that case, you may lose money, or your investment may not do as well as an investment in a mutual fund with a similar investment strategy.

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BOTH FUNDS         FOREIGN SECURITIES:

                   A Fund's investments in foreign securities are subject to the following additional risks:

                   o Investments in foreign securities may be subject to the risks of expropriation of assets, confiscatory taxation, withholding taxes, currency exchange limitations or other limits on the transfer of assets, and political or social instability.

                   o  Foreign companies may not be subject to
                      accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

                   o Foreign markets may be less liquid and more volatile than U.S. markets. Rapid increases in money supply may result in speculative investing, contributing to volatility. Also, equity securities may trade at price-earnings multiples that are higher than those of comparable U.S. companies, and that may not be sustainable. As a result, there may be rapid changes in the value of foreign securities.

                   o Foreign markets may offer less protection to investors. Enforcing legal rights may be difficult, costly and slow. There may be special problems enforcing claims against foreign governments.

                   o  Since foreign securities often trade in
                      currencies other than the U.S. dollar, changes in currency exchange rates will affect a Fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the U.S. dollar relative to these other currencies will adversely affect the value of a Fund. In addition, some foreign currency values may be volatile and there is the possibility of governmental controls on currency exchanges or governmental intervention in currency markets. Controls or intervention could limit or prevent a Fund from realizing value in U.S. dollars from its investment in foreign securities. A Fund may also be adversely affected by the conversion of European currencies to the Euro.

                   All of the risks of investing in foreign securities are heightened by investing in developing countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies.

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                   The CitiFund may be subject to higher risks because it may invest up to 25% of its assets in foreign securities. Although the Smith Barney Fund's investment in foreign securities is not similarly limited, SSB Citi currently intends to invest no more than 5% of that Fund's assets in foreign securities.

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BOTH FUNDS         INTEREST-RATE RISK:

                   In general, the prices of debt securities rise when interest rates fall, and fall when interest rates rise. Longer-term obligations are usually more sensitive to interest rate changes. A change in interest rates could cause a Fund's share price to go down.

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BOTH FUNDS         CREDIT RISK:

                   Some issuers may not make payments on debt securities held by a Fund. Or, an issuer's financial condition may deteriorate, leading to greater volatility in the price of the security and making the security more difficult for the Fund to sell. Lower-quality debt securities are more susceptible to this risk than higher-quality debt securities. The Smith Barney Fund invests only in investment grade debt securities. As noted below, the CitiFund may invest in lower-quality debt securities known as "junk bonds." To the extent that the CitiFund's assets are invested in lower-quality debt securities, the CitiFund may be subject to greater risk.

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CITIFUND           JUNK BONDS:

                   The CitiFund may invest in debt securities of any grade, including junk bonds. Junk bonds are considered to be speculative investments and involve greater risks than higher quality securities. The value of junk bonds will usually fall substantially if the issuer defaults or goes bankrupt. Even anticipation of defaults by certain issuers, or the perception of economic or financial weakness, may cause the market for junk bonds to fall. The price of a junk bond may therefore fluctuate drastically due to bad news about the issuer or the economy in general. Lower quality debt securities, especially junk bonds, may be less liquid and may be more difficult for the Fund to value and sell. The Fund may incur additional expenses if an issuer defaults and the Fund tries to recover some of its losses in a bankruptcy or other similar proceeding.

                   The CitiFund may be subject to higher risks to the extent that it invests in junk bonds. The Smith Barney Fund, by contrast, may not invest in non-convertible debt securities unless they are investment grade at the time of purchase.

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BOTH FUNDS         PREPAYMENT AND EXTENSION RISK:

                   The issuers of debt securities held by the Funds may be able to call a bond or prepay principal due on the securities, particularly during periods of declining interest rates. The

                   Funds may not be able to reinvest that principal at attractive rates, and the Funds may lose any premium paid. On the other hand, rising interest rates may cause prepayments to occur at slower than expected rates. This makes securities more sensitive to interest rate changes.

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BOTH FUNDS         MORTGAGE-BACKED SECURITIES:

                   Mortgage-backed securities typically represent interests in pools of mortgage loans. Investments in mortgage-backed securities are subject to prepayment and extension risk and are, accordingly, sensitive to interest rate changes.

                   The Smith Barney Fund may invest in only those mortgage-backed securities that are issued by or backed by certain federal governmental agencies. The CitiFund, by contrast, may invest in mortgage-backed securities issued by private issuers as well as those issued by governmental agencies. To the extent that the CitiFund invests in mortgage-backed securities that are not backed by the U.S. government or one of its agencies, the CitiFund may be subject to more of the risks of investing in such securities.

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CITIFUND           MORTGAGE "DOLLAR ROLL" TRANSACTIONS:

                   In a mortgage "dollar roll" transaction, a Fund sells mortgage-backed securities for delivery in the future and simultaneously contracts to repurchase substantially similar securities on a specified future date. The Fund's dollar rolls are "covered", meaning that the Fund establishes a segregated account with liquid securities equal in value to the securities it will repurchase. In entering into dollar rolls, the Fund takes the risk that the market price of the mortgage-backed security will drop below the future purchase price. When the Fund uses a mortgage dollar roll, it is also subject to the risk that the other party to the agreement will not be able to perform.

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SMITH BARNEY FUND  U.S. GOVERNMENT SECURITIES:

                   U.S. government securities are obligations of, or are guaranteed by, the United States government, its agencies or instrumentalities. These include bills, certificates of indebtedness, and notes and bonds issued by the U.S. treasury or by agencies or instrumentalities of the U.S. government. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities if it is not obligated to do so. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

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BOTH FUNDS         DERIVATIVES:

                   The Funds' use of derivatives, such as futures contracts, options and forward foreign currency exchange contracts, may be risky. This practice could result in losses that are not offset by gains on other portfolio assets. Losses would cause the Funds' share price to go down. There is also the risk that the counterparty may fail to honor its contract terms. The risk becomes more acute when the Funds invest in derivatives that are not traded on commodities exchanges or boards of trade. The Funds' ability to use derivatives successfully depends on a number of factors, including the ability of the managers to accurately predict movements in stock prices, interest rates and currency exchange rates. If these predictions are wrong, the Funds could suffer greater losses than if the Funds had not used derivatives.

                   The CitiFund may invest in derivatives for hedging and non-hedging purposes. In addition, the CitiFund may invest in certain types of derivatives in which the Smith Barney Fund may not invest, including interest rate futures contracts and listed put and call options on futures contracts. Because the CitiFund may invest in more types of derivative contracts than the Smith Barney Fund, it may be more susceptible to the risks of investing in derivatives.

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BOTH FUNDS         CONVERTIBLE SECURITIES:

                   Convertible securities, which are debt securities that may be converted into stock, are subject to the market risk of stocks, and, like other debt securities, are also subject to interest-rate risk and the credit risk of their issuers. Call provisions may allow the issuer to repay the debt before it matures.

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BOTH FUNDS         PORTFOLIO TURNOVER:

                   Each Fund is actively managed. Although the portfolio managers attempt to minimize portfolio turnover, from time to time a Fund's annual portfolio turnover rate may exceed 100%. The sale of securities may produce capital gains, which, when distributed, are taxable to investors. Active trading may also increase the amount of commissions or mark-ups a Fund pays to brokers or dealers when it buys and sells securities. Historically, the Smith Barney Fund's portfolio turnover rate has been lower than that of the CitiFund.

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CITIFUND           ZERO COUPON AND PAYMENT-IN-KIND OBLIGATIONS:

                   Zero coupon obligations pay no current interest. Although payment-in-kind obligations may pay interest in cash, they are similar to zero coupon obligations because the issuer has the option of making interest payments in additional debt obligations rather than in cash. As a result, the prices of zero coupon obligations tend to be more volatile than those of securities that offer regular payments of interest. This makes the Fund's net asset value more volatile. In order to pay cash distributions representing income on zero coupon obligations, the Fund may have to sell other securities on unfavorable terms. These sales may generate taxable gains for Fund shareholders.

---------------------------------------------------------------------------

      The foregoing describes the principal investments and related risks of each Fund. Each Fund may invest in additional types of investments and may be subject to additional risk factors that are described in the Statement of

Additional Information of that Fund. Certain of these non-principal investments and related risk factors may differ for each Fund. For example, the Smith Barney Fund may invest in real estate investment trusts and Yankee obligations, whereas the CitiFund does not invest in these types of securities. Both Funds may lend their portfolio securities, subject to certain limitations. The value of securities loaned by the CitiFund may not exceed 30% of the market value of its total assets. The Smith Barney Fund may lend its securities to the extent permitted by the 1940 Act. Additionally, whereas neither Fund may invest more than 15% of its total assets in illiquid securities, the Smith Barney Fund is also restricted from investing more than 5% of its total assets in issuers with less than three years continuous operation or in unseasoned companies not admitted for trading on a national stock exchange or regularly quoted in the over-the-counter market. Certain of these transactions may subject a Fund to greater risk than a fund that does not participate in these transactions. For a further description of these investments and related risks, please consult the Statement of Additional Information of the applicable Fund.

Fundamental Investment Restrictions

      Each Fund has adopted certain fundamental investment restrictions that may not be changed without the affirmative vote of the holders of a majority of the outstanding voting securities (as defined in the 1940 Act) of that Fund. The Smith Barney Fund is subject to fundamental investment restrictions that, in general, are similar to those of the CitiFund. These fundamental restrictions limit the amounts that the Fund may borrow and prohibit the Fund from investing in a manner that would cause it to fail to be a diversified investment company under the 1940 Act, from investing more than 25% of the Fund's total assets in securities of issuers in the same industry (with certain exceptions), from lending money (with certain exceptions), from underwriting securities issued by other persons, from purchasing or selling real estate, commodities or commodity contracts (with certain exceptions), from investing in oil, gas or mineral leases (with respect to the CitiFund only), or from issuing "senior securities" (as defined in the 1940 Act) to the extent prohibited by the 1940 Act.

      Although these restrictions are similar, their parameters may be different between the two Funds. For instance, with respect to the fundamental limitation on borrowing described above, the Smith Barney Fund may only borrow money from banks, whereas the CitiFund need not confine its borrowing to banks. Additionally, whereas the CitiFund may not purchase securities when its borrowings exceed 5% of its total assets, the Smith Barney Fund is not subject to such a limitation. For additional information, you should consult the Statement of Additional Information of the Smith Barney Fund.

Non-Fundamental Restrictions

      In addition to the fundamental restrictions described above, the Smith Barney Fund is subject to certain non-fundamental restrictions that may be changed at any time by that Fund's Board of Directors without shareholder approval. These non-fundamental restrictions provide that the Smith Barney Fund may not: (1) purchase any securities on margin (except for such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short (except "against the box"); (2) invest in securities of another investment company except as permitted by Section 12(d)(1) of the Act or as part of a merger, consolidation, or acquisition; (3) purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid; (4) invest more than 5% of its total assets in issuers with less than three years of continuous operation (including that of predecessors) or in so-called "unseasoned" equity securities that are not either admitted for trading on a national stock exchange or regularly quoted in the over-the-counter market; (5) invest in any company for the purpose of exercising control of management; (6) have more than 15% of its net assets at any time invested in or subject to puts, calls or combinations thereof and may not purchase or sell options that are not listed on a national securities exchange; or (7) invest in interests in oil or gas or other mineral exploration or development programs. Except for the restrictions against investing more than 15% of its net assets invested in illiquid securities and investing in interests in oil, gas or other minerals, the CitiFund is not expressly subject to these restrictions.

                            THE PROPOSED TRANSACTION

Description of the Plan

      As described above, the Plan provides that the CitiFund will receive a distribution of investment securities from the Underlying Portfolio and that, immediately thereafter, substantially all of the assets and liabilities of the CitiFund will be transferred to the Smith Barney Fund. In exchange for the transfer of those assets and liabilities, each class of the CitiFund will receive voting shares of the corresponding class of the Smith Barney Fund ("Reorganization Shares"). Reorganization Shares of the Smith Barney Fund received will then be distributed to the shareholders of the CitiFund in complete liquidation of the CitiFund, and the CitiFund will be terminated.

      As a result of the Reorganization, each shareholder of each class of the CitiFund will receive that number of full and fractional shares of the corresponding class of the Smith Barney Fund having an aggregate net asset value equal to the aggregate net asset value of the shareholder's shares of the CitiFund held on the Closing Date. The Smith Barney Fund will establish an account for each CitiFund shareholder that will reflect the number and class of shares of the Smith Barney Fund distributed to that shareholder. The Smith Barney Fund's shares issued in the Reorganization will be in uncertificated form.

      Until the closing of the Reorganization, shareholders of the CitiFund will, of course, continue to be able to redeem their shares at the net asset value next determined after receipt by the CitiFund's transfer agent of a redemption request in proper form. Redemption requests received by the CitiFund's transfer agent after the closing of the Reorganization will be treated as requests received for the redemption of shares of the Smith Barney Fund.

      The obligations of the CitiFund and the Smith Barney Fund under the Plan are subject to various conditions, as stated therein. Among other things, the Plan requires that all filings be made with, and all authority be received from, the Securities and Exchange Commission and state securities commissions as may be necessary in the opinion of counsel to permit the parties to carry out the transactions contemplated by the Plan. The CitiFund and the Smith Barney Fund are in the process of making the necessary filings. The Reorganization is also subject to the receipt of any necessary exemptive relief or noaction assurances requested from the Securities and Exchange Commission or its staff with respect to Section 17(a) of the 1940 Act.

      To provide against unforeseen events, the Plan may be terminated or amended at any time prior to the Closing Date by action of the Trustees or directors, as applicable, of either the CitiFund or the Smith Barney Fund, notwithstanding the approval of the Plan by the shareholders of the CitiFund. However, no amendment may be made that materially adversely affects the interests of the CitiFund shareholders without obtaining the approval of the CitiFund shareholders. The CitiFund and the Smith Barney Fund may at any time waive compliance with certain of the covenants and conditions contained in the Plan.

      Citibank and SSB Citi will assume and pay all of the expenses that are solely and directly related to the Reorganization, which are estimated to be approximately $93,000. Shareholders have no rights of appraisal.

Reasons for the Proposed Transaction

      At a meeting of the Board of Trustees of the CitiFunds Trust held on July 13, 2000, the Trustees of the CitiFunds Trust, including a majority of the Non-Interested Trustees, on behalf of the CitiFund, considered materials discussing the potential benefits to the CitiFund shareholders if the CitiFund were to reorganize with and into the Smith Barney Fund. For the reasons discussed below, the Board of Trustees of the CitiFunds Trust, including a majority of the NonInterested Trustees, has determined that the proposed Reorganization is in the best interests of the CitiFund and its shareholders and that the interests of the CitiFund shareholders will not be diluted as a result of the proposed Reorganization.

      The proposed combination of the CitiFund into the Smith Barney Fund will allow the shareholders of the CitiFund to continue to participate in a professionally-managed portfolio governed by similar investment objectives and policies. The Trustees of the CitiFunds Trust believe that CitiFund shareholders will benefit from the proposed Reorganization for the following reasons:

      Compatible Investment Strategy

      Both Funds employ a value-oriented approach to selecting securities. Additionally, the same company, SSB Citi, is responsible for the day-to day operations of each Fund, as investment manager of the Smith Barney Fund and as subadviser of the CitiFund's underlying mutual fund. Thus, as a result of the proposed Reorganization, the assets of the CitiFund will continue to be managed by the same management organization, including, at least initially, the same portfolio manager, and will continue to be invested according to the same investment strategies currently in use.

      Larger Family of Funds

      The Reorganization offers CitiFund shareholders the opportunity to become part of a larger and more diverse family of more than sixty mutual funds. CitiFund shareholders will be able to exchange their shares among most or all of those Smith Barney funds. In addition, the Reorganization offers CitiFund shareholders the opportunity to invest in a family of funds that has demonstrated ability to attract new investors. Successful marketing and resulting fund growth, in turn, may afford investors the benefits of portfolio diversification and economies of scale.

      Economies of Scale; Fees and Expenses

      Having determined that the offering of multiple funds with substantially similar objectives and identical portfolio managers is both repetitious and confusing, SSB Citi and Citibank believe that the combination of the Funds which have substantially similar investment objectives and policies into a single larger fund may increase economic and other efficiencies for investors and may ultimately result in a lower total expense ratio. Some of the fixed expenses currently paid by the Smith Barney Fund, such as accounting, legal and printing costs, would be spread over a larger asset base upon the combination of the CitiFund and Smith Barney Fund. Other things being equal, shareholders may benefit from economies of scale through lower expense ratios and higher net income distributions over time. SSB Citi also believes that a larger asset base could provide portfolio-management benefits such as greater diversification and the ability to command more attention from brokers and underwriters.

      In addition, CitiFund shareholders will benefit from the lower total annual operating expenses of the Smith Barney Fund (as determined for each Fund's most recent fiscal year). The total annual operating expenses for Class A and Class B shares of the Smith Barney Fund are lower than the total annual operating of Class A and Class B shares of the CitiFund. For the Funds' most recent fiscal years, the Smith Barney Fund's Class A and Class B expenses were lower than those of the CitiFund's Class A and Class B shares by 0.55% and 0.53%, respectively. Even after taking into account waivers and reimbursements by the CitiFund's service providers, which waivers and reimbursements may be terminated at any time, the Smith Barney's Class A and Class B expenses were 0.40% and 0.38% lower than those of the corresponding classes of CitiFund shares.

      Performance Results

      The Smith Barney Fund has been in existence for more than 10 years. While past performance is not necessarily indicative of future results, the Smith Barney Fund had a cumulative total return of 206.81% for the ten-year period ended December 31, 1999. The CitiFund is a relatively new fund that, as of its fiscal year ended December 31, 1999, had never posted positive returns. For more information about performance, see "The Proposed Transaction - Performance" below.

      Due to a combination of factors, including the benefits described above, the Board of Trustees of the CitiFunds Trust, on behalf of the CitiFund, believes that the CitiFund and its shareholders would benefit from a tax-free reorganization with the Smith Barney Fund. ACCORDINGLY, IT IS RECOMMENDED THAT THE CITIFUND SHAREHOLDERS APPROVE THE REORGANIZATION WITH THE SMITH BARNEY FUND.

      The Board of Trustees of the CitiFunds Trust, on behalf of the CitiFund, in recommending the proposed transaction, considered a number of factors, including the following:

      (a) the compatibility of the CitiFund's investment objectives, policies and restrictions with those of the acquiring Smith Barney Fund;

      (b) the benefits to CitiFund shareholders of becoming shareholders of a larger fund family with a wide array of mutual funds;

      (c) the advisory, distribution, and other servicing arrangements of the Smith Barney Fund;

      (d)   the tax-free nature of the Reorganization;

      (e) the total annual expense ratios of the Smith Barney Fund as compared to the CitiFund;

      (f) the terms and conditions of the Reorganization and that it should not result in a dilution of CitiFund shareholder interests;

      (g) the level of costs and expenses to the CitiFund of the proposed Reorganization; and

      (h) a variety of alternatives available to the CitiFund, including maintaining the status quo or liquidating the CitiFund.

Description of the Securities to Be Issued

      The CitiFund is a diversified series of the CitiFunds Trust, which was organized as a business trust under the laws of the Commonwealth of Massachusetts on April 13, 1984 and is registered with the Securities and Exchange Commission as an open-end management investment company. The Smith Barney Fund is a diversified series of Smith Barney Funds, Inc. (the "Smith Barney Corporation"), which was incorporated in Maryland on December 2, 1966 and is registered with the Securities and Exchange Commission as an open-end management investment company.

      Each Fund currently offers Class A and Class B shares, and the Smith Barney Fund also offers Class L and Class Y shares. Each Class of shares represents an identical pro rata interest in the relevant Fund's investment portfolio. As a result, the Classes of a Fund have the same rights, privileges and preferences, except with respect to: (a) the designation of each Class; (b) the amount of the respective sales charges, if any, for each Class; (c) the distribution and/or service fees borne by each Class; (d) the expenses allocable exclusively to each Class; (e) voting rights on matters exclusively affecting a single Class; (f) the exchange privilege of each Class; and (g) the conversion feature of the Class B Shares.

      Each share of each Class of a Fund represents an interest in that Class of the Fund that is equal to and proportionate with each other share of that Class of the Fund. Shareholders are entitled to one vote per share (and a proportionate fractional vote per each fractional share) held on matters on which they are entitled to vote.

      Neither Fund is required to hold shareholder meetings annually, although shareholder meetings may be called for purposes such as electing or removing Trustees or Directors, as applicable, changing fundamental policies or approving an investment management contract. Shareholders of the CitiFund have, under certain circumstances (e.g., upon the application and submission of certain specified documents to the Trustees by a specified number of shareholders), the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have under certain circumstances the right to remove one or more Trustees without a meeting by a declaration in writing by a specified number of shareholders. The Directors of the Smith Barney Fund must promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Director of the Smith Barney Fund when requested to do so in writing by shareholders holding not less than 10% of the shares then outstanding.

Federal Income Tax Consequences

      The Reorganization is conditioned upon the receipt by each of the Smith Barney Fund and the CitiFund of an opinion from Bingham Dana LLP, substantially to the effect that, based upon certain facts, assumptions and representations of the parties, for federal income tax purposes: (i) the distribution of investment securities from the Underlying Portfolio in redemption of the CitiFund's interest in the Underlying Portfolio will not result in the recognition of gain or loss; (ii) the transfer to the Smith
Barney Fund of all or substantially all of the assets of the CitiFund in exchange solely for Reorganization Shares and the assumption by the Smith Barney Fund of all of the liabilities of the CitiFund, followed by the distribution of such Reorganization Shares to the shareholders of the CitiFund in exchange for their shares of the CitiFund in complete liquidation of the CitiFund, will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and the Smith Barney Fund and the CitiFund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code;
(iii) no gain or loss will be recognized by the CitiFund upon the transfer of the CitiFund's assets to the Smith Barney Fund solely in exchange for the Reorganization Shares and the assumption by the Smith Barney Fund of liabilities of the CitiFund or upon the distribution (whether actual or constructive) of the Reorganization Shares to the CitiFund's shareholders in exchange for their shares of the CitiFund; (iv) the basis of the assets of the CitiFund in the hands of the Smith Barney Fund will be the same as the basis of such assets in the hands of the CitiFund immediately prior to the transfer;
(v) the holding period of the assets of the CitiFund in the hands of the Smith Barney Fund will include the period during which such assets were held by the CitiFund; (vi) no gain or loss will be recognized by the Smith Barney Fund upon the receipt of the assets of the CitiFund solely in exchange for Reorganization Shares and the assumption by the Smith Barney Fund of all of the liabilities of the CitiFund; (vii) no gain or loss will be recognized by the shareholders of the CitiFund upon the receipt of Reorganization Shares solely in exchange for their shares of the CitiFund as part of the transaction; (viii) the basis of Reorganization Shares received by the shareholders of the CitiFund will be, in the aggregate, the same as the basis, in the aggregate, of the shares of the CitiFund exchanged therefor; and (ix) the holding period of Reorganization Shares received by the shareholders of the CitiFund will include the holding period during which the shares of the CitiFund exchanged therefor were held, provided that at the time of the exchange the shares of the CitiFund were held as capital assets in the hands of the shareholders of the CitiFund.

      As described above, although the CitiFund will, immediately prior to or on the Closing Date, distribute substantially all of its investment company taxable income and net realized capital gain to its shareholders as one or more taxable dividends, the Smith Barney Fund will not make such a distribution immediately prior to or on the Closing Date. As a result, when the Smith Barney Fund subsequently makes a similar distribution or distributions to its shareholders, including the CitiFund shareholders who receive Reorganization Shares of the Smith Barney Fund, those former CitiFund shareholders will effectively be receiving a return of a portion of their capital investment in the Smith Barney Fund (on which they may have already paid taxes) in the form of a taxable dividend.

      While the Smith Barney Fund is not aware of any adverse state or local tax consequences of the proposed Reorganization, the Fund has not requested any ruling or opinion with respect to such consequences and shareholders may wish to consult their own tax adviser with respect to such matters.

Liquidation and Termination of the CitiFund

      If the Reorganization is effected, the CitiFund will be liquidated and terminated, and the Fund's outstanding shares will be cancelled.

Portfolio Securities

      If the Reorganization is effected, the CitiFund will redeem its interest in its Underlying Portfolio and will receive its proportionate share of the portfolio securities of the Underlying Portfolio. The CitiFund will then transfer these portfolio securities to the Smith Barney Fund. If the Reorganization is effected, SSB Citi will analyze and evaluate the portfolio securities of the CitiFund being transferred to the Smith Barney Fund. Consistent with the Smith Barney Fund's investment objectives and policies, any restrictions imposed by the Code and the best interests of the Smith Barney Fund's shareholders (including former shareholders of the CitiFund), SSB Citi will determine whether to maintain an investment in these portfolio securities. Subject to market conditions, the disposition of portfolio securities may result in a capital gain or loss. The actual tax consequences of any disposition of portfolio securities will vary depending upon the specific securities being sold.

Portfolio Turnover

      The portfolio turnover rate of Large Cap Value Portfolio, the underlying fund in which the CitiFund invests all of its investable assets, was 74% for the year ended October 31, 1999. The portfolio turnover rate for the Smith Barney Fund for the fiscal year ended December 31, 1999 was 34%. Active and frequent trading may result in the realization and distribution to a Fund of higher capital gains, which could increase the tax liability for the Fund's shareholders. Frequent trading also increases transaction costs, which could detract from a Fund's performance.

Pro Forma Capitalization

       Because the CitiFund will be combined in the Reorganization of the CitiFund with the Smith Barney Fund, the total capitalization of the Smith Barney Fund after such Reorganization is expected to be greater than the current capitalization of the CitiFund. The following table sets forth as of June 30, 2000: (a) the capitalization of the CitiFund and the Smith Barney Fund, and (b) the pro forma capitalization of the Smith Barney Fund as adjusted to give effect to the Reorganization proposed with respect to the Smith Barney Fund. If the Reorganization is consummated, the capitalization of the CitiFund and the Smith Barney Fund is likely to be different at the effective time of their Reorganization as a result of daily share purchase and redemption activity. Due to the net asset value of the CitiFund being less than ten percent of the Smith Barney Fund's value, pro forma financial statements are not required to be and have not been prepared for inclusion in the Statement of Additional Information filed in connection with the Reorganization.

                                               SHARES      NET ASSET VALUE
                        TOTAL NET ASSETS    OUTSTANDING       PER SHARE
---------------------------------------------------------------------------
CITIFUNDS GROWTH &
INCOME PORTFOLIO
   Class A               $22,308,310        2,257,747          $9.88
   Class B                  $754,595           76,312          $9.89

SMITH BARNEY LARGE CAP
VALUE FUND
   Class A              $641,427,362       38,302,245         $16.75
   Class B               $98,481,064        5,900,205         $16.69

PRO FORMA SMITH BARNEY
LARGE CAP VALUE FUND
   Class A              $663,735,672       39,634,084         $16.75
   Class B               $99,235,659        5,954,417         $16.69

---------------------------------------------------------------------------



Performance

      Performance shown below is as of December 31, 1999 and is based on historical earnings and is not predictive of future performance. Performance reflects reinvestment of dividends and other earnings. Performance also reflects the highest sales charge applicable to each class of shares. For more information about the applicable sales charges and other fund expenses, please refer to "Overall Expenses" above. Both Funds had negative average annual total returns for their most recent fiscal years. For that year, the performance of the Smith Barney Fund was lower than that of the CitiFund. The table below shows the average annual total returns for each Fund over each period indicated.

                 CITIFUNDS GROWTH &           SMITH BARNEY LARGE
                  INCOME PORTFOLIO              CAP VALUE FUND
               ------------------------   ---------------------------

                  Class A     Class B        Class A       Class B

One Year          (0.59)%     (1.57)%1       (5.86)%       (6.31)%
Five Years          n/a         n/a           16.33%       16.53%
Ten Years           n/a         n/a           11.29%         n/a
Life of Fund2     (1.06)%     (1.57)%         11.22%       15.82%

Best Quarter3   12.70% (6/99)   n/a       15.25% (6/97)      n/a
Worst Quarter3 (11.75)% (9/99)  n/a      (11.76)% (9/98)     n/a


1 Class B shares of the CitiFund were first offered on January 4, 1999.
2 With respect to the CitiFund, March 2, 1998 (Class A shares) and January 4,
  1999 (Class B shares); with respect to the Smith Barney Fund, May 18, 1967 (Class A shares) and November 7, 1994 (Class B shares).
3 Best and Worst Quarter information does not include applicable sales charges. Were such charges included, the performance figures would be lower. Additionally, such information is shown for Class shares A of the Funds only.

                                VOTING INFORMATION

      General Information

      The Board of Trustees of the CitiFund is furnishing this combined Proxy Statement/ Prospectus in connection with the solicitation of proxies for a Special Meeting of Shareholders of the CitiFund at which shareholders will be asked to consider and approve the proposed Plan. It is expected that the solicitation of proxies will be primarily by mail. Officers and service contractors of the CitiFund and the Smith Barney Fund may also solicit proxies by telephone or otherwise. Georgeson Shareholder Communications, Inc. has been retained to assist in the solicitation of proxies, at a cost of approximately $7,000. Any shareholder of the CitiFund giving a proxy has the power to revoke it by submitting a written notice of revocation to the CitiFund or by attending the Special Meeting and voting in person. All properly executed proxies received in time for the Special Meeting will be voted as specified in the proxy or, if no specification is made, in favor of the proposals referred to in the Proxy Statement.

      In cases where CitiFund shareholders have purchased their shares through Service Agents, these Service Agents are the shareholders of record of the CitiFund. At the Special Meeting, a Service Agent may vote any shares of which it is the holder of record and for which it does not receive voting instructions proportionately in accordance with the instructions it receives for all other shares of which that Service Agent is the holder of record.

      Quorum; Vote Required to Approve Proposal

      The holders of a majority of the outstanding shares entitled to vote of the CitiFund present in person or by proxy shall constitute a quorum at any meeting of shareholders for the transaction of business by the CitiFund. If the quorum necessary to transact business or the vote required to approve the Plan is not obtained at the Special Meeting, the persons named as proxies may propose one or more adjournments of the Special Meeting in accordance with applicable law to permit further solicitation of proxies. Any such adjournment as to a matter will require the affirmative vote of the holders of a majority of the CitiFund's shares present in person or by proxy at the Special Meeting. The persons named as proxies will vote in favor of such adjournment those proxies that they are entitled to vote in favor of that proposal and will vote against any such adjournment those proxies to be voted against that proposal.

      For purposes of determining the presence of a quorum for transacting business at the Special Meeting, abstentions and broker "non-votes" will be treated as shares that are present but that have not been voted. Broker non-votes are proxies received by the CitiFund from brokers or nominees when the broker or nominee has neither received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter. Accordingly, shareholders are urged to forward their voting instructions promptly.

      The Plan must be approved by the vote of (a) 67% or more of the voting securities of the Fund present at the Special Meeting, if the holders of more than 50% of the outstanding voting securities of the CitiFund are present or represented by proxy; or (b) more than 50% of the outstanding voting securities of the CitiFund, whichever is less. Abstentions and broker non-votes will have the effect of a "no" vote on the proposal to approve the Plan.

      Outstanding Shareholders

      Holders of record of the shares of the CitiFund at the close of business on August 11, 2000 (the "Record Date"), as to any matter on which they are entitled to vote, will be entitled to one vote per share on all business of the Special Meeting. As of August 11, 2000, there were ________ outstanding Class A shares and ________ outstanding Class B shares entitled to vote.

      Listed below are the name, address and share ownership of each person known to the CitiFund to own 5% or more of any class of shares of the CitiFund as of August 11, 2000. The table also indicates the percentage of the Smith Barney Fund's shares to be owned by such persons upon consummation of the Reorganization on the basis of present holdings and commitments.

                                        PRO FORMA
                                        PERCENTAGE
                      PERCENTAGE        OWNERSHIP POST-
NAME AND ADDRESS      OWNERSHIP         REORGANIZATION
--------------------------------------------------------

      Listed below are the name, address and share ownership of each person known to the Smith Barney Fund to own 5% or more of any class of shares of the Smith Barney Fund as of August 11, 2000. The table also indicates the percentage of the Smith Barney Fund's shares to be owned by such persons upon consummation of the Reorganization on the basis of present holdings and commitments. [**The type of ownership of each person listed below is record ownership.**]

                                       PRO FORMA
                                       PERCENTAGE
                      PERCENTAGE       OWNERSHIP POST-
NAME AND ADDRESS      OWNERSHIP        REORGANIZATION
--------------------------------------------------------






      [**If any shareholder beneficially owns more than 25% of the voting securities of a Fund, note that the shareholder may be presumed to control that Fund and provide jurisdiction of organization and list all parent companies, if applicable.**]

      As of August 11, 2000, the officers and Trustees of the CitiFund as a group owned less than 1% of any class of the CitiFund's outstanding shares. As of August 11, 2000, the officers and Directors of the Smith Barney Fund as a group owned less than 1% of any class of the Smith Barney Fund's outstanding shares.

                     ADDITIONAL INFORMATION ABOUT THE FUNDS

      As noted above, additional information about the CitiFund, the Smith Barney Fund and the Reorganization has been filed with the Securities and Exchange Commission and may be obtained without charge by writing or calling the CitiFund, 21 Milk Street, 5th Floor, Boston, Massachusetts 02109, telephone number (617) 423-1679, or the Smith Barney Fund, 388 Greenwich Street, New York, New York 10013, telephone number (800) 451-2010. Information included in this Proxy Statement/Prospectus concerning the CitiFund was provided by the CitiFunds Trust, on behalf of the CitiFund, and information concerning the Smith Barney Fund was provided by Smith Barney Funds, Inc., on behalf of the Smith Barney Fund.

      Each Fund files reports, proxy materials and other information about the applicable Fund with the Securities and Exchange Commission. Such reports, proxy material and other information can be inspected and copied at the Public Reference Room maintained by the Commission at 450 Fifth Street, N.W., Washington, D.C. 20549. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington D.C. 20549 at prescribed rates or without charge from the Commission at publicinfo@sec.gov.

                                 OTHER MATTERS

      No Trustee is aware of any matters that will be presented for action at the Special Meeting other than the matters set forth herein. Should any other matters requiring a vote of shareholders arise, the proxy in the accompanying form will confer upon the person or persons entitled to vote the shares represented by such proxy the discretionary authority to vote the shares as to any such other matters in accordance with their best judgment in the interest of the CitiFund.

PLEASE COMPLETE, SIGN AND RETURN THE ENCLOSED PROXY CARD(S) PROMPTLY. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATeS. YOU MAY ALSO CAST YOUR VOTE VIA THE INTERNET OR BY TELEPHONE.

                                                                      EXHIBIT A

                      AGREEMENT AND PLAN OF REORGANIZATION

        THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this ____ day of _____________, 2000, between CitiFundsSM Trust II, a Massachusetts business trust with its principal place of business at 21 Milk Street, Boston, Massachusetts 02109 (the "CitiFund Trust"), on behalf of its series, CitiFunds Growth & Income Portfolio (the "CitiFund"), and Smith Barney Funds, Inc., a Maryland corporation with its principal place of business at 388 Greenwich Street, New York, New York 10013 (the "Corporation"), on behalf of its series, Smith Barney Large Cap Value Fund (the "Smith Barney Fund," and together with the CitiFund, the "Funds"), and, solely for purposes of Section
10.2 below, Citibank, N.A., a national banking association ("Citibank"), and SSB Citi Fund Management LLC, a Delaware limited liability company ("SSB Citi").


        This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"), with respect to the CitiFund and the Smith Barney Fund, with which the CitiFund will reorganize, as provided herein. The reorganization will consist of the transfer of substantially all of the assets of the CitiFund to the Corporation, on behalf of the Smith Barney Fund, in exchange solely for voting shares of the corresponding classes of shares of beneficial interest ($0.01 par value per share) of the Smith Barney Fund (the "Smith Barney Fund Shares"), the assumption by the Corporation, on behalf of the Smith Barney Fund, of all of the liabilities of the CitiFund and the distribution of the Smith Barney Fund Shares to the shareholders of the CitiFund in complete liquidation of the CitiFund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement (collectively, the "Reorganization").

        NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE CITIFUND TO THE SMITH BARNEY FUND IN EXCHANGE FOR SMITH BARNEY FUND SHARES, THE ASSUMPTION OF ALL CITIFUND LIABILITIES AND THE LIQUIDATION OF THE CITIFUND

        1.1. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the CitiFund Trust, on behalf of the CitiFund, agrees to transfer to the Smith Barney Fund substantially all of the CitiFund's assets as set forth in section 1.2, and the Corporation, on behalf of the Smith Barney Fund, agrees in exchange therefor
(i) to deliver to the CitiFund that number of full and fractional Class A and Class B Smith Barney Fund Shares determined by dividing the value of the CitiFund's net assets allocated to each class, computed in the manner and as of the time and date set forth in section 2.1, by the net asset value of one Smith Barney Fund Share of the applicable class, computed in the manner and as of the time and date set forth in section 2.2; and (ii) to assume all of the liabilities of the CitiFund, as set forth in section 1.3. Such transactions shall take place at the closing provided for in section 3.1 (the "Closing").

        1.2. The assets of the CitiFund to be acquired by the Smith Barney Fund (collectively, "Assets") shall consist of all property and assets of every kind and nature of the CitiFund, including, without limitation, all cash, cash equivalents, securities, commodities, futures, claims (whether absolute or contingent, known or unknown), receivables (including dividend, interest and other receivables), good will and other intangible property, any deferred or prepaid expenses, and all interests, rights, privileges and powers, other than cash in an amount necessary to pay dividends and distributions as provided in section 1.4 hereof and the CitiFund's rights under this Agreement.

        1.3. The Smith Barney Fund shall assume all liabilities of the CitiFund, whether accrued or contingent, existing at the Valuation Time as defined in section 2.1. The CitiFund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date as defined in section 3.1, other than those liabilities and obligations which would otherwise be discharged at a later date in the ordinary course of business.

        1.4. On or as soon as practicable prior to the Closing Date, the CitiFund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

        1.5. Immediately after the transfer of its assets provided for in section 1.1, the CitiFund will distribute to its shareholders of record (the "CitiFund Shareholders"), determined as of the Valuation Time as defined in section 2.1, on a pro rata basis, the Smith Barney Fund Shares received by the CitiFund pursuant to section 1.1 and will completely liquidate. Such distribution and liquidation will be accomplished by the transfer of the Smith Barney Fund Shares then credited to the account of the CitiFund on the books of the Smith Barney Fund to open accounts on the share records of the Smith Barney Fund in the names of the CitiFund Shareholders. The aggregate net asset value of each class of Smith Barney Fund Shares to be so credited to CitiFund Shareholders shall be equal to the aggregate net asset value of the corresponding class of shares of the CitiFund (the "CitiFund Shares") owned by such shareholders as of the Valuation Time. All issued and outstanding shares of the CitiFund will simultaneously be cancelled on the books of the CitiFund. The Smith Barney Fund will not issue certificates representing Smith Barney Fund Shares in connection with such exchange.

        1.6. Ownership of Smith Barney Fund Shares will be shown on the Smith Barney Fund's books. Shares of the Smith Barney Fund will be issued in the manner described in the Smith Barney Fund's then-current prospectus and statement of additional information.

        1.7. Any reporting responsibility of the CitiFund, including, without limitation, the responsibility for filing of regulatory reports, tax returns or other documents with the Securities and Exchange Commission (the "Commission"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the CitiFund.

        1.8. All books and records of the CitiFund, including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules and regulations thereunder, shall be available to the Smith Barney Fund from and after the Closing Date and shall be turned over to the Smith Barney Fund as soon as practicable following the Closing Date.

2.      VALUATION

        2.1. The value of the net assets of each class of the CitiFund shall be computed as of the close of regular trading on the New York Stock Exchange, Inc. ("NYSE") on the Closing Date (such time and date also being hereinafter called the "Valuation Time"), after the declaration and payment of any dividends and/or other distributions on that date, using the valuation procedures described in the Smith Barney Fund's then-current prospectus and statement of additional information.

        2.2. The net asset value of a Class A Smith Barney Fund Share shall be the net asset value of a Class A share of the Smith Barney Fund computed as of the Valuation Time using the valuation procedures set forth in the Smith Barney Fund's then-current prospectus and statement of additional information. The net asset value of a Class B Smith Barney Fund Share shall be the net asset value of a Class B share of the Smith Barney Fund computed as of the Valuation Time using the valuation procedures set forth in the Smith Barney Fund's then-current prospectus and statement of additional information.

        2.3. The number of Class A and Class B Smith Barney Fund Shares to be issued (including fractional shares, if any) in exchange for the Assets of the CitiFund, less the value of the liabilities of the CitiFund assumed, shall be determined by dividing the value of the Assets allocated to each class of the CitiFund less the value of the liabilities allocated to that class of the CitiFund as determined in accordance with section 2.1, by the net asset value of a Smith Barney Fund Share of the corresponding class determined in accordance with section 2.2.

        2.4. All computations of value hereunder shall be made by or under the direction of each Fund's investment adviser in accordance with its regular practice and the requirements of the 1940 Act, and shall be subject to confirmation by each Fund's Board of Trustees or Directors and independent accountants.

3.      CLOSING AND CLOSING DATE

        3.1. The Closing of the Reorganization contemplated by this Agreement shall be _______ ___, 2000, or such earlier or later date as the parties may agree in writing (the "Closing Date"). All acts taking place at the Closing shall be deemed to take place simultaneously as of 4:00 P.M., Eastern time, on the Closing Date, unless otherwise agreed to by the parties. The Closing shall be held at the [**New York offices of Bingham Dana LLP**] or at such other place and time as the parties may agree.

        3.2. The CitiFund Trust shall furnish to the Corporation a statement of the CitiFund's net assets, together with a list of portfolio holdings with values as determined in section 2.1, all as of the Valuation Time, certified by the CitiFund Trust's President (or any Vice President) and Treasurer (or any Assistant Treasurer).

        3.3. State Street Bank and Trust Company ("State Street"), as custodian for the CitiFund, shall deliver at the Closing a certificate of an authorized officer stating that (a) the Assets of the CitiFund have been delivered in proper form to PNC Bank, National Association ("PNC Bank"), custodian for the Smith Barney Fund, prior to or on the Closing Date and (b) all necessary taxes in connection with the delivery of such Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The CitiFund's portfolio securities represented by a certificate or other written instrument shall be presented by State Street to PNC Bank for examination no later than five business days preceding the Closing Date and transferred and delivered by the CitiFund as of the Closing Date for the account of the Smith Barney Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The CitiFund's portfolio securities and instruments deposited with a securities depository, as defined in Rule 17f4 under the 1940 Act, shall be delivered as of the Closing Date by book entry in accordance with the customary practices of such depositories and State Street. The cash to be transferred by the CitiFund shall be delivered by wire transfer of federal funds on the Closing Date.

        3.4. State Street, as transfer agent of the CitiFund, on behalf of the CitiFund, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the CitiFund Shareholders and the number and percentage ownership (to three decimal places) of outstanding CitiFund Shares of each class owned by each such shareholder immediately prior to the Closing. The Smith Barney Fund shall issue and deliver a confirmation evidencing the Smith Barney Fund Shares of each class to be credited on the Closing Date to the CitiFund or provide evidence satisfactory to the CitiFund that such Smith Barney Fund Shares have been credited to the CitiFund's account on the books of the Smith Barney Fund.

        3.5. In the event that immediately prior to the Valuation Time (a) the NYSE or another primary trading market for portfolio securities of the Smith Barney Fund or the CitiFund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the CitiFund Trust or the Board of Directors of the Corporation, accurate appraisal of the value of the net assets with respect to the Smith Barney Fund Shares or the CitiFund Shares is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

        3.6. At the Closing, each party shall deliver to the other such bills of sale, checks, assumption agreements, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request to effect the transactions contemplated by this Agreement.

4.      REPRESENTATIONS AND WARRANTIES

        4.1. The CitiFund Trust, on behalf of itself and the CitiFund, represents and warrants to the Corporation and the Smith Barney Fund as follows:

               (a) The CitiFund Trust is a business trust duly established and validly existing under the laws of the Commonwealth of Massachusetts with power under its Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted. The CitiFund has been duly established as a series of the CitiFund Trust;

               (b) The CitiFund Trust is registered with the Commission as an openend management investment company under the 1940 Act, and such registration is in full force and effect;

               (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the CitiFund Trust, on behalf of the CitiFund, of the transactions contemplated herein, except such as may be required under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934 (the "1934 Act"), the 1940 Act, and state securities laws;

               (d) Other than with respect to contracts entered into in connection with the portfolio management of the CitiFund which shall terminate on or prior to the Closing Date, the CitiFund is not, and the execution, delivery and performance of this Agreement by the CitiFund Trust on behalf of the CitiFund will not result, in violation of Massachusetts law or of the CitiFund Trust's Declaration of Trust or By-Laws, or of any material agreement, indenture, instrument, contract, lease or other undertaking known to counsel to which the CitiFund is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the CitiFund Trust on behalf of the CitiFund will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the CitiFund is a party or by which it is bound;

               (e) To the CitiFund Trust's knowledge, there is no material litigation or administrative proceeding or investigation of or before any court or governmental body presently pending or threatened against the CitiFund or any properties or assets held by it. The CitiFund Trust knows of no facts which might form the basis for the institution of such proceedings or which would materially and adversely affect its business or the business of the CitiFund, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its or the CitiFund's business or its or the CitiFund's ability to consummate the transactions herein contemplated;

               (f) The financial statements of the CitiFund at and for the year ended October 31, 1999 have been audited by PricewaterhouseCoopers LLP, independent certified public accountants, and are in accordance with generally accepted accounting principles ("GAAP") consistently applied. The financial statements of the CitiFund at and for the six-month period ended April 30, 2000, which are unaudited, are in accordance with GAAP consistently applied. All of such statements (copies of which have been furnished to the Smith Barney Fund) present fairly, in all material respects, the financial position, results of operations, changes in net assets and financial highlights of the CitiFund as of the dates thereof in accordance with GAAP, and there are no known contingent liabilities of the CitiFund required to be reflected on a statement of assets and liabilities (including the notes thereto) in accordance with GAAP as of such dates not disclosed therein;

               (g) Since April 30, 2000, there has not been any material adverse change in the CitiFund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the CitiFund of indebtedness maturing more than one year from the date such indebtedness was incurred except as otherwise disclosed to and accepted in writing by the Smith Barney Fund. For purposes of this subsection (g), a decline in net asset value per share of the CitiFund due to declines in market values of securities in the CitiFund's portfolio, the discharge of CitiFund liabilities, or the redemption of CitiFund Shares by CitiFund Shareholders shall not constitute a material adverse change;

               (h) At the date hereof and at the Closing Date, all federal and other tax returns and reports of the CitiFund required by law to have been filed by such dates (including any extensions) have or shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and, to the best of the CitiFund Trust's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

               (i) For each taxable year of its operation, the CitiFund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, and has been eligible to and has computed its federal income tax under
        Section 852 of the Code. At Closing, the CitiFund will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued up to the Closing Date;

               (j) All issued and outstanding shares of the CitiFund (i) have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws, (ii) are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and (iii) will be held at the time of the Closing by the persons and in the amounts set forth in the records of the CitiFund's transfer agent, as provided in section 3.3. There are no outstanding options, warrants or other rights to subscribe for or purchase any CitiFund Shares, nor is there outstanding any security convertible into any CitiFund Share;

               (k) At the Closing Date, the CitiFund Trust, on behalf of the CitiFund, will have good and marketable title to the CitiFund's Assets and full right, power and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, except those liens or encumbrances as to which the Corporation, on behalf of the Smith Barney Fund, has received notice at or prior to the Closing, and upon delivery and payment for such Assets, the Smith Barney Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, except those restrictions as to which the Smith Barney Fund has received notice and necessary documentation at or prior to the Closing;

               (l) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Trustees of the CitiFund Trust, and, subject to the approval of the CitiFund Shareholders, this Agreement constitutes a valid and binding obligation of the CitiFund Trust, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general principles of equity;

               (m) The information to be furnished by the CitiFund Trust for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary or appropriate in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

               (n) The current prospectus and statement of additional information of the CitiFund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading; and

               (o) The proxy statement of the CitiFund to be included in the Registration Statement referred to in section 5.6 (the "Proxy Statement"), insofar as it relates to the CitiFund, will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements are made, not materially misleading; provided, however, that the representations and warranties in this section shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished or should have been furnished by the Corporation for use therein.

        4.2. The Corporation, on behalf of itself and the Smith Barney Fund, represents and warrants to the CitiFund Trust and the CitiFund as follows:

               (a) The Corporation is a corporation duly formed and validly existing under the laws of the State of Maryland with power under its Articles of Incorporation to own all of its properties and assets and to carry on its business as it is now being conducted. The Smith Barney Fund has been duly established as a series of the Corporation;

               (b) The Corporation is registered with the Commission as an openend management investment company under the 1940 Act, and such registration is in full force and effect;

               (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Corporation, on behalf of the Smith Barney Fund, of the transactions contemplated herein, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, and state securities laws;

               (d) The Smith Barney Fund is not, and the execution, delivery and performance of this Agreement by the Corporation on behalf of the Smith Barney Fund will not result, in violation of Maryland law or of the Corporation's Articles of Incorporation or By-Laws, or of any material agreement, indenture, instrument, contract, lease or other undertaking known to counsel to which the Smith Barney Fund is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Corporation on behalf of the Smith Barney Fund will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Smith Barney Fund is a party or by which it is bound;

               (e) To the Corporation's knowledge, there is no material litigation or administrative proceeding or investigation of or before any court or governmental body presently pending or threatened against the Smith Barney Fund or any properties or assets held by it. The Corporation knows of no facts which might form the basis for the institution of such proceedings or which would materially and adversely affect its business or the business of the Smith Barney Fund, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its or the Smith Barney Fund's business or its or the Smith Barney Fund's ability to consummate the transactions herein contemplated;

               (f) The financial statements of the Smith Barney Fund at and for the year ended December 31, 1999 have been audited by KPMG LLP, independent certified public accountants, and are in accordance with GAAP consistently applied. All such statements (copies of which have been furnished to the CitiFund) present fairly, in all material respects, the financial position, results of operations, changes in net assets and financial highlights of the Smith Barney Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Smith Barney Fund required to be reflected on a statement of assets and liabilities (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

               (g) Since December 31, 1999, there has not been any material adverse change in the Smith Barney Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Smith Barney Fund of indebtedness maturing more than one year from the date such indebtedness was incurred except as otherwise disclosed to and accepted in writing by the CitiFund. For purposes of this subsection (g), a decline in net asset value per share of the Smith Barney Fund due to declines in market values of securities in the Smith Barney Fund's portfolio, the discharge of Smith Barney Fund liabilities, or the redemption of Smith Barney Fund Shares by Smith Barney Fund Shareholders shall not constitute a material adverse change;

               (h) At the date hereof and at the Closing Date, all federal and other tax returns and reports of the Smith Barney Fund required by law to have been filed by such dates (including any extensions) have or shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and, to the best of the Corporation's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

               (i) For each taxable year of its operation, the Smith Barney Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, and will do so for the taxable year including the Closing Date. At Closing, the Smith Barney Fund will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued up to the Closing Date;

               (j) All issued and outstanding shares of the Smith Barney Fund
        (i) have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws, and (ii) are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. There are no outstanding options, warrants or other rights to subscribe for or purchase any Smith Barney Fund Shares, nor is there outstanding any security convertible into any Smith Barney Fund Share. The Smith Barney Fund Shares to be issued and delivered to the CitiFund for the account of the CitiFund Shareholders pursuant to the terms of this Agreement, at the Closing Date, will have been duly authorized and, when so issued and delivered, will be duly and validly issued and outstanding Smith Barney Fund Shares, and will be fully paid and non-assessable;

               (k) At the Closing Date, the Corporation, on behalf of the Smith Barney Fund, will have good and marketable title to the Smith Barney Fund's assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the CitiFund Trust, on behalf of the CitiFund, has received notice at or prior to the Closing;

               (l) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Directors of the Corporation, and this Agreement will constitute a valid and binding obligation of the Corporation, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general principles of equity;

               (m) The information to be furnished by the Corporation for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary or appropriate in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

               (n) The current prospectus and statement of additional information of the Smith Barney Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading; and

               (o) The Proxy Statement, insofar as it relates to the Smith Barney Fund, and the Registration Statement will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading; provided, however, that the representations and warranties in this section shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished or should have been furnished by the CitiFund Trust for use therein.

5.      COVENANTS

        5.1. Each Fund covenants to operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that (a) such ordinary course of business will include (i) the declaration and payment of customary dividends and other distributions and (ii) such changes as are contemplated by the Funds' normal operations; and (b) each Fund shall retain exclusive control of the composition of its portfolio until the Closing Date.

        5.2. Upon reasonable notice, the Smith Barney Fund's officers and agents shall have reasonable access to the CitiFund's books and records necessary to maintain current knowledge of the CitiFund and to ensure that the representations and warranties made by the CitiFund are accurate.

        5.3. The CitiFund Trust and the CitiFund covenant to call a meeting of the shareholders of the CitiFund to consider and act upon this Agreement and to take all other reasonable action necessary to obtain approval of the transactions contemplated herein. Such meeting shall be scheduled for no later than ___________, 2000 (or such other date as the parties may agree to in writing).

        5.4. The CitiFund Trust and the CitiFund covenant that the Smith Barney Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

        5.5. Subject to the provisions of this Agreement, the parties hereto will each take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper, and/or advisable to consummate and make effective the transactions contemplated by this Agreement.

        5.6. The Corporation will file a Registration Statement on Form N14 (the "Registration Statement") under the 1933 Act, and the CitiFund Trust will file the Proxy Statement contained therein, in connection with the meeting of CitiFund Shareholders to consider approval of this Agreement and the transactions contemplated herein, with the Commission as promptly as practicable. The CitiFund Trust and the CitiFund will provide the Smith Barney Fund with information relating to it that is required by the 1933 Act, the 1934 Act and the 1940 Act to be included in the Registration Statement, including the Proxy Statement.

        5.7. Each of the CitiFund Trust and the CitiFund covenants that it will, from time to time, as and when reasonably requested by the Corporation, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action, as the Corporation may reasonably deem necessary or desirable in order to vest in and confirm the Corporation title to and possession of the Assets and otherwise to carry out the intent and purpose of this Agreement.

        5.8. Each of the Corporation and the Smith Barney Fund covenants that it will, from time to time, as and when reasonably requested by the CitiFund Trust, execute and deliver or cause to be executed and delivered all such assignments, assumption agreements, releases and other instruments, and will take or cause to be taken such further action, as the CitiFund Trust may reasonably deem necessary or desirable in order to (i) vest and confirm to the CitiFund Trust's title to and possession of all Smith Barney Fund Shares to be transferred to the CitiFund pursuant to this Agreement and (ii) assume the assumed liabilities of the CitiFund.

        5.9. The CitiFund Trust, the Corporation and each Fund covenant to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities laws as it deems appropriate in order to consummate the transactions contemplated herein and, in the case of the Smith Barney Fund, to continue its operations after the Closing Date.

        5.10. As soon as reasonably practicable after the Closing, the CitiFund shall make a liquidating distribution to its shareholders consisting of the Smith Barney Fund Shares received at the Closing.

        5.11. Each of the Smith Barney Fund and the CitiFund shall use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

6.      CONDITIONS PRECEDENT TO OBLIGATIONS OF THE CITIFUND TRUST

        The obligations of the CitiFund Trust and the CitiFund to consummate the transactions provided for herein shall be subject, at the CitiFund Trust's election, to the performance by the Corporation and the Smith Barney Fund of all the obligations to be performed by them hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

        6.1. All representations and warranties of the Corporation, on behalf of itself and the Smith Barney Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date; and there shall be (i) no pending or threatened litigation brought by any person against the Corporation or the Smith Barney Fund, the CitiFund Trust or the CitiFund, or the advisers, trustees or officers of any of the foregoing, arising out of this Agreement and (ii) no facts known to the CitiFund Trust or the CitiFund, or the Corporation or the Smith Barney Fund, which any of such persons reasonably believes might result in such litigation.

        6.2. The Corporation shall have delivered to the CitiFund Trust on the Closing Date a certificate executed in its name by its President or a Vice President, in a form reasonably satisfactory to the CitiFund Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Corporation and the Smith Barney Fund made in this Agreement are true and correct on and as of the Closing Date and as to such other matters as the CitiFund Trust shall reasonably request.

        6.3. The CitiFund Trust shall have received on the Closing Date an opinion of Willkie Farr & Gallagher, in a form reasonably satisfactory to the CitiFund Trust, and dated as of the Closing Date, to the effect that:

               (a) the Corporation has been duly formed and is a validly existing Maryland corporation, and the Smith Barney Fund has been duly established as a series of the Corporation;

               (b) the Corporation, with respect to the Smith Barney Fund, has the power as a Maryland corporation to carry on its business as presently conducted in accordance with the description thereof in the Corporation's registration statement under the 1940 Act;

               (c) the Agreement has been duly authorized, executed and delivered by the Corporation, and constitutes a valid and legally binding obligation of the Corporation, enforceable in accordance with its terms, subject to bankruptcy, insolvency, fraudulent conveyance, reorganization, moratorium, marshaling, or other laws and rules of law affecting the enforcement generally of creditors' rights and remedies (including such as may deny giving effect to waivers of debtors' or guarantors' rights), and considerations of public policy.

               (d) the execution and delivery of the Agreement did not, and the exchange of the CitiFund's assets for Smith Barney Fund Shares pursuant to the Agreement will not, violate the Corporation's Articles of Incorporation or By-laws; and

               (e) to the knowledge of such counsel, all regulatory consents, authorizations, approvals or filings required to be obtained or made by the Corporation under the Federal laws of the United States or the laws of the State of Maryland for the exchange of the CitiFund's assets for Smith Barney Fund Shares pursuant to the Agreement have been obtained or made.

Such opinion may state that it is solely for the benefit of the CitiFund Trust, its Trustees and its officers, and counsel may rely as to matters governed by the laws of the State of Maryland on an opinion of Maryland counsel. Such opinion also shall include such other matters incident to the transaction contemplated hereby as the CitiFund Trust may reasonably request.

        6.4. The Corporation and the Smith Barney Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by them on or before the Closing Date.

        6.5. The Corporation, on behalf of the Smith Barney Fund, shall have executed and delivered an assumption agreement in form reasonably satisfactory to the CitiFund Trust pursuant to which the Corporation, on behalf of the Smith Barney Fund, will assume all of the liabilities of the CitiFund existing at the Valuation Time.

        6.6. An endorsement to the CitiFund Trust's existing errors and omissions, and directors and officers liability insurance policy, or other evidence of insurance, satisfactory in all respects to the CitiFund Trust's Board of Trustees shall have been obtained at no cost to the CitiFund Trust or the CitiFund and shall be in full force and effect.

7.      CONDITIONS PRECEDENT TO OBLIGATIONS OF THE CORPORATION

        The obligations of the Corporation and the Smith Barney Fund to consummate the transactions provided for herein shall be subject, at the Corporation's election, to the performance by the CitiFund Trust and the CitiFund of all of the obligations to be performed by them hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

        7.1. All representations and warranties of the CitiFund Trust, on behalf of itself and the CitiFund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date; and there shall be (i) no pending or threatened litigation brought by any person against the CitiFund Trust or the CitiFund, the Corporation or the Smith Barney Fund, or the advisers, trustees or officers of any of the foregoing, arising out of this Agreement and (ii) no facts known to the Corporation or the Smith Barney Fund, or the CitiFund Trust or the CitiFund, which any of such persons reasonably believes might result in such litigation.

        7.2. The CitiFund Trust shall have delivered to the Corporation the statements of net assets described in section 3.2.

        7.3. The CitiFund Trust shall have delivered to the Corporation on the Closing Date a certificate executed in its name by its President or a Vice President, in a form reasonably satisfactory to the Corporation and dated as of the Closing Date, to the effect that the representations and warranties of the CitiFund Trust and the CitiFund made in this Agreement are true and correct on and as of the Closing Date and as to such other matters as the Corporation shall reasonably request.

        7.4. The Corporation shall have received on the Closing Date an opinion of Bingham Dana LLP, in a form reasonably satisfactory to the Corporation, and dated as of the Closing Date, to the effect that:

               (a) The CitiFund Trust, with respect to the CitiFund, Trust has been duly established as a voluntary association with transferable shares of beneficial interest commonly referred to as a Massachusetts business trust and is existing under the laws of the Commonwealth of Massachusetts, and the CitiFund has been duly designated as a series of the CitiFund Trust;

               (b) The CitiFund Trust, with respect to the CitiFund, has the power to carry on its business as presently conducted in accordance with the description thereof in the CitiFund Trust's registration statement under the 1940 Act;

               (c) the Agreement has been duly authorized, executed and delivered by the CitiFund Trust, and constitutes a valid and legally binding obligation of the CitiFund Trust, enforceable in accordance with its terms, subject to bankruptcy, insolvency, fraudulent conveyance, reorganization, moratorium, marshaling, or other laws and rules of law affecting the enforcement generally of creditors' rights and remedies (including such as may deny giving effect to waivers of debtors' or guarantors' rights), and considerations of public policy;

               (d) the execution and delivery of the Agreement did not, and the exchange of the CitiFund's assets for Smith Barney Fund Shares pursuant to the Agreement will not, violate the CitiFund Trust's Declaration of Trust or By-laws; and

               (e) to the knowledge of such counsel, all regulatory consents, authorizations, approvals or filings required to be obtained or made by the CitiFund Trust under the Federal laws of the United States or the laws of the Commonwealth of Massachusetts for the exchange of the CitiFund's assets for Smith Barney Fund Shares pursuant to the Agreement have been obtained or made.

Such opinion may state that it is solely for the benefit of the Corporation, its Directors and its officers. Such opinion also shall include such other matters incident to the transaction contemplated hereby as the Corporation may reasonably request.

        7.5. The CitiFund Trust and the CitiFund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by them on or before the Closing Date.

8.      FURTHER CONDITIONS PRECEDENT

        If any of the conditions set forth below have not been met on or before the Closing Date, either party to this Agreement shall, at its option, not be required to consummate the Reorganization of the Funds contemplated by this Agreement.

        8.1. This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the CitiFund in accordance with the provisions of the CitiFund Trust's

Declaration of Trust and By-Laws, applicable Massachusetts law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Smith Barney Fund. Notwithstanding anything herein to the contrary, neither party may waive the condition set forth in this section 8.1.

        8.2. On the Closing Date, no action, suit or other proceeding shall be pending or to either party's knowledge threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain material damages or other relief in connection with, this Agreement or the transactions contemplated herein.

        8.3. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Corporation and the Smith Barney Fund or the CitiFund Trust and the CitiFund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Smith Barney Fund or the CitiFund.

        8.4. The Registration Statement shall have become effective under the 1933 Act and applicable Blue Sky provisions, and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

        8.5. The CitiFund Trust and the Corporation shall have received an order from the Commission exempting the Reorganizations from the provisions of
Section 17(a) of the 1940 Act or a "no-action" letter from the staff of the Commission to the effect that the staff will not recommend that the Commission take enforcement action under Section 17(a) of the 1940 Act if the parties hereto proceed with the transactions described herein.

        8.6. The parties shall have received an opinion of Bingham Dana LLP addressed to the CitiFund Trust, the CitiFund, the Corporation and the Smith Barney Fund substantially to the effect that, based upon certain facts, assumptions and representations, for Federal income tax purposes: (i) the transfer to the Smith Barney Fund of all or substantially all of the assets of the CitiFund in exchange solely for Smith Barney Fund Shares and the assumption by the Smith Barney Fund of all of the liabilities of the CitiFund, followed by the distribution of the Smith Barney Fund Shares to CitiFund Shareholders in exchange for their shares of the CitiFund in complete liquidation of the CitiFund, will constitute a "reorganization" within the meaning of Section 368(a)(1) of the Code, and the Smith Barney Fund and the CitiFund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code;
(ii) no gain or loss will be recognized by the CitiFund upon the transfer of the CitiFund's assets to the Smith Barney Fund solely in exchange for the Smith Barney Fund Shares and the assumption by the Smith Barney Fund of liabilities of the CitiFund or upon the distribution (whether actual or constructive) of the Smith Barney Fund Shares to the CitiFund's shareholders in exchange for their shares of the CitiFund; (iii) the basis of the assets of the CitiFund in the hands of the Smith Barney Fund will be the same as the basis of such assets in the hands of the CitiFund immediately prior to the transfer; (iv) the holding period of the assets of the CitiFund in the hands of the Smith Barney Fund will include the period during which such assets were held by the CitiFund; (v) no gain or loss will be recognized by the Smith Barney Fund upon the receipt of the assets of the CitiFund solely in exchange for Smith Barney Fund Shares and the assumption by the Smith Barney Fund of all of the liabilities of the CitiFund; (vi) no gain or loss will be recognized by the shareholders of the CitiFund upon the receipt of Smith Barney Fund Shares solely in exchange for their shares of the CitiFund as part of the transaction;
(vii) the basis of Smith Barney Fund Shares received by the shareholders of the CitiFund will be, in the aggregate, the same as the basis, in the aggregate, of the shares of the CitiFund exchanged therefor; and (viii) the holding period of Smith Barney Fund Shares received by the shareholders of the CitiFund will include the holding period during which the shares of the CitiFund exchanged therefor were held, provided that at the time of the exchange the shares of the CitiFund were held as capital assets in the hands of the shareholders of the CitiFund. The delivery of such opinion is conditioned upon receipt by Bingham Dana LLP of representations it shall request of each Fund. Notwithstanding anything herein to the contrary, neither party may waive the condition set forth in this section 8.6.

9.     INDEMNIFICATION

        9.1. The Corporation agrees to indemnify and hold harmless the CitiFund Trust, its Trustees and its officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which any such indemnified party may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Corporation or the Smith Barney Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

        9.2. The CitiFund Trust agrees to indemnify and hold harmless the Corporation, its Directors and its officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which any such indemnified party may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the CitiFund Trust or the CitiFund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

10.     FEES AND EXPENSES

        10.1. The Corporation and the CitiFund Trust each represents and warrants to the other that it has no obligations to pay any brokers or finders fees in connection with the transactions provided for herein.

        10.2. Expenses of the Reorganization will be borne equally by Citibank and SSB Citi.

11.     ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

        11.1. The parties agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

        11.2. Except as specified in the next sentence set forth in this section 11.2, the representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

        The covenants to be performed after the Closing and the obligations of each of the CitiFunds Trust, on behalf of the CitiFunds Trust, on behalf of the CitiFund, and the Corporation, on behalf of the Smith Barney Fund, in sections
11.2 and 11.2 shall survive the Closing.

12.     TERMINATION

        This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties,
(ii) by either party if the Closing shall not have occurred on or before January 1, 2001, unless such date is extended by mutual agreement of the parties, or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective directors, trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

13.     AMENDMENTS

        This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the CitiFund Trust and the Corporation; provided, however, that following the meeting of CitiFund Shareholders called by the CitiFund pursuant to section 5.3 of this Agreement, no such amendment may have the effect of reducing the number of the Smith Barney Fund Shares to be issued to the shareholders of the CitiFund under this Agreement to the detriment of such shareholders without their further approval.

14.     NOTICES

        Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be deemed duly given if delivered by hand (including by Federal Express or similar express courier) or transmitted by facsimile or three days after being mailed by prepaid registered or certified mail, return receipt requested, addressed to the CitiFund Trust or the CitiFund, c/o CitiFunds Trust II, 21 Milk Street, 5th Floor, Boston, Massachusetts 02109, with a copy to Bingham Dana LLP, 150 Federal Street, Boston, Massachusetts 02110, Attention: Roger P. Joseph, Esq., or to the Corporation or the Smith Barney Fund, c/o Smith Barney Funds, Inc., 388 Greenwich Street, New York, New York 10013, with a copy to Willkie Farr & Gallagher, 787 Seventh Avenue, New York, N.Y. 10019-6099, Attn.: Burton M. Leibert, Esq., or to any other address that the CitiFund Trust or the Corporation shall have last designated by notice to the other party.

15.     HEADINGS; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY

        15.1. The Article and section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

        15.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

        15.3. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation (including the shareholders of any Fund) any rights or remedies under or by reason of this Agreement, other than the parties hereto and their successor and permitted assigns. Nothing in this section is intended to limit the rights of shareholders of the CitiFund Trust to maintain derivative actions with respect to this Agreement, subject to and in accordance with applicable law.

        15.4. This Agreement shall be governed by, and construed and enforced in accordance with, the laws of the Commonwealth of Massachusetts, without regard to its principles of conflicts of laws.

        15.5 The CitiFund Trust is a business trust organized under Massachusetts law and under a Declaration of Trust, to which reference is hereby made and a copy of which, with amendments, is on file with the Secretary of the Commonwealth of Massachusetts and elsewhere as required by law. It is expressly acknowledged and agreed that the obligations of CitiFunds Trust II entered into the name or on behalf of the CitiFund Trust by any of its Trustees, officers, employees or agents are not made individually, but in such capacities, that the CitiFund Trust's obligations under this Agreement bind only that portion of the trust estate consisting of assets of the CitiFund and not any Trustee, officer, employee, agent or shareholder individually, and that any liability of the CitiFund Trust under this Agreement or in connection with the transactions contemplated herein shall be discharged only out of the assets of the CitiFund.

                              [Signatures follow]

        IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President and attested by its Secretary or Assistant Secretary.

                               CITIFUNDS TRUST II
                               on behalf of CitiFunds Growth & Income Portfolio


                               By:______________________________
                                  Name:
                                  Title:

                               SMITH BARNEY FUNDS, INC.
                               on behalf of Smith Barney Large Cap Value Fund


                               By:______________________________
                                  Name:
                                  Title:

Soley for purposes of Section 10.2:

CITIBANK, N.A.


By:______________________________
   Name:
   Title:

SSB CITI FUND MANAGEMENT LLC


By:______________________________
   Name:
   Title:

                                     PART B


                      STATEMENT OF ADDITIONAL INFORMATION

                         RELATING TO THE ACQUISITION BY
     SMITH BARNEY LARGE CAP VALUE FUND (THE "SMITH BARNEY FUND"), A SERIES
                OF SMITH BARNEY FUNDS, INC. (the "CORPORATION")

                              388 Greenwich Street
                            New York, New York 10013
                                 (800) 451-2010

                                OF THE ASSETS OF
       CITIFUNDS GROWTH & INCOME PORTFOLIO (THE "CITIFUND"), A SERIES OF
                    CITIFUNDS TRUST II ("CITIFUNDS TRUST").

                           21 Milk Street, 5th Floor
                                Boston, MA 02109

                             Dated: August 16, 2000

      This Statement of Additional Information is not a prospectus. A Proxy Statement/ Prospectus, dated August 16, 2000, relating to the above-referenced matter may be obtained without charge by calling or writing the Smith Barney Fund at the telephone number or address set forth above. This Statement of Additional Information should be read in conjunction with the Proxy Statement/Prospectus. Each of the following documents accompanies this Statement of Additional Information and is incorporated herein by reference:

      1. Prospectus and Statement of Additional Information for the Smith Barney Fund, dated April 28, 2000.

      2. Prospectus and Statement of Additional Information for the CitiFund, dated March 1, 2000.

      3. Annual Report for the Smith Barney Fund for the year ended December 31, 1999.

      4. Annual Report of the CitiFund for the year ended October 31, 1999 and Semi-Annual Report of the CitiFund for the six-month period ended April 30, 2000.

                              GENERAL INFORMATION

      This Statement of Additional Information relates to the proposed transfer of substantially all of the assets and liabilities of the CitiFund to the Corporation, on behalf of Smith Barney Fund, in exchange for shares of the Smith Barney Fund (the "Reorganization"). The shares issued by the Smith Barney Fund will have an aggregate net asset value equal to the aggregate net asset value of the shares of the CitiFund that were outstanding immediately before the effective time of the Reorganization.

      After the transfer of substantially all of its assets and liabilities in exchange for the Smith Barney Fund shares, the CitiFund will distribute such shares to its shareholders in liquidation of the CitiFund. Each shareholder owning shares of the CitiFund at the effective time of the Reorganization will receive shares of the corresponding class from the Smith Barney Fund of equal value, and will receive any unpaid dividends or distributions that were declared before the effective time of the Reorganization on shares of the CitiFund. The Smith Barney Fund will establish an account for each former shareholder of the CitiFund reflecting the appropriate number of shares distributed to such shareholder. These accounts will be substantially identical to the accounts maintained by the CitiFund for each shareholder. Upon completion of the Reorganization with respect to the CitiFund, all outstanding shares of the CitiFund will have been redeemed and cancelled in exchange for shares distributed by the Smith Barney Fund, and the CitiFund will wind up its affairs and be terminated as a series of the CitiFunds Trust under Massachusetts law.

      Due to the net asset value of the CitiFund being less than ten percent of the Smith Barney Fund's value, pro forma financial statements are not required to be and have not been prepared for inclusion in this Statement of Additional Information.

      For further information about the transaction, see the Combined Proxy Statement/ Prospectus.

                           PART C: OTHER INFORMATION

ITEM 15.    INDEMNIFICATION

      The response to this item is incorporated by reference to Section 9 of the Agreement and Plan of Reorganization and Article SEVENTH, paragraph 7(e) of Registrant's Articles of Incorporation for a complete statement of its terms.

      Registrant is a named assured on a joint insured bond pursuant to Rule 17g-1 of the Investment Company Act of 1940. Other assureds include SSB Citi Fund Management LLC (Registrant's Adviser) and affiliated investment companies.

ITEM 16.    EXHIBITS

      1(a) Articles Supplementary dated November 16, 1992 are incorporated by reference to Exhibit 1(a) to Post-Effective Amendment No. 49 to Registrant's Registration Statement on Form N-1A.
      1(b) Articles Supplementary dated October 29, 1992 are incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No. 49 to Registrant's Registration Statement on Form N-1A.
      1(c) Articles of Amendment dated October 29, 1992 are incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 49 to Registrant's Registration Statement on Form N-1A.
      1(d) Articles Supplementary dated September 6, 1991 are incorporated by reference to Exhibit 1(a) to Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A.
      1(e) Articles Supplementary dated October 31, 1990 are incorporated by reference to Exhibit 1(a) to Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A.
      1(f) Articles Supplementary dated March 27, 1986, May 15, 1985, December 28, 1984, August 2, 1984, June 8, 1984, February 26, 1972 and April 25, 1967 are incorporated by reference to Exhibits 1(a) through (g) to Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A.
      1(g) Articles Supplementary dated December 14, 1993 are incorporated by reference to Exhibit 1(h) to Post-Effective Amendment No. 54 to Registrant's Registration Statement on Form N-1A.
      1(h) Articles of Amendment, dated June 12, 1998, is incorporated by reference to Post-Effective Amendment No. 63 to Registrant's Registration Statement on Form N-1A.
      1(i) Articles of Amendment, dated July 2, 1998, is incorporated by reference to Post-Effective Amendment No. 63 to Registrant's Registration Statement on Form N-1A.
      1(j) Articles of Incorporation dated December 1, 1966 are incorporated by reference to Exhibit 1(h) to Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A.
         2 Bylaws of the Registrant are incorporated by reference to Exhibit 2 to Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A.

         3    Not Applicable
         4    Form of Agreement and Plan of Merger is attached as Exhibit A to the Proxy Statement/Prospectus filed herewith.
         5    Not Applicable
      6(a)    Management Agreement between Short-Term U.S. Treasury
              Securities Portfolio and Smith, Barney Advisers, Inc. is
              incorporated by reference to Post-Effective Amendment No.
              46 to Registrant's Registration Statement on Form N-1A.
      6(b)    Management Agreement between the Income and Growth
              Portfolio and Smith, Barney Advisers, Inc. is
              incorporated by reference to Post-Effective Amendment No.
              43 to Registrant's Registration Statement on Form N-1A.
      6(c)    Management Agreement between U.S. Government Securities
              Portfolio and Smith, Barney Advisers, Inc. is
              incorporated by reference to Post-Effective Amendment No.
              43 to Registrant's Registration Statement on Form N-1A.
         7    Form of Distribution Agreement between the Registrant and
              Salomon Smith Barney, Inc. is filed herewith.
         8    Not Applicable
         9    Custodian Agreement between Registrant and Provident
              National Bank is incorporated by reference to Exhibit 8 to Post-Effective Amendment No. 39 to Registrant's
              Registration Statement on Form N-1A.
     10(a)    Amended Plan of Distribution Pursuant to Rule 12b-1 on behalf of the Short-Term U.S. Treasury Securities Portfolio is incorporated by reference to Exhibit 15(h) to Post-Effective Amendment No. 56 to Registrant's Registration Statement on Form N-1A.
     10(b)    Amended Plan of Distribution Pursuant to Rule 12b-1 on behalf of the Income and Growth Portfolio is incorporated by reference to
              Exhibit 15(j) to Post-Effective Amendment No. 56 to Registrant's
              Registration Statement on Form N-1A.
     10(c)    Amended Plan of Distribution Pursuant to Rule 12b-1 on behalf of the U.S. Government Securities Portfolio is incorporated by reference to Exhibit 15(k) to Post-Effective Amendment No. 56 to
              Registrant's Registration Statement on Form N-1A.
     10(d)    Form of Amended and Restated Shareholder Services and
              Distribution Plan is incorporated by reference to Post-Effective
              Amendment No. 63 to Registrant's Registration Statement on Form
              N-1A.
     10(e)    Rule 18f-3 Plan is incorporated by reference to Post-Effective
              Amendment No. 63 to Registrant's Registration Statement on Form
              N-1A.

        11 Opinion and Consent of Willkie Farr & Gallagher is filed herewith.

        12 Opinion of Bingham Dana LLP supporting the tax matters and consequences to shareholders discussed in the prospectus will be filed by amendment.

        13 Transfer Agency Agreement between Registrant and Provident Financial Processing Corp. is incorporated herein by reference to
              Exhibit 9 to Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A.

     13(a) Transfer Agency Agreement between the Registrant and Provident Financial Processing Corp. is incorporated by reference to Post-Effective Amendment No. 39 to the Registration Statement.

        14    Consent of Independent Public Accountants is filed herewith.

        15    Not Applicable.

        16    Not Applicable.

     17(a)    Form of proxy card is filed herewith.

     17(b) Annual Report of CitiFunds Growth & Income Portfolio, dated October 31, 1999, is incorporated by reference to the Annual Report filed for CitiFunds Trust II (File Nos. 2-90519 and 811-4007) on December 30, 1999.

     17(c) Semi-Annual Report of CitiFunds Growth & Income Portfolio, dated April 30, 2000, is incorporated by reference to the Semi-Annual Report for CitiFunds Trust II (File Nos.2-90519 and 811-4007) filed on June 21, 2000.

     17(d) Prospectus and statement of additional information of CitiFunds Growth & Income Portfolio, dated March 1, 2000, are incorporated by reference the filing made pursuant to Rule 497 on March 3, 2000 for CitiFunds Trust II (File Nos. 2-90519 and 811-4007).

     17(e) Annual Report of the Registrant, dated December 31, 1999, is incorporated by reference to the Annual Report filed on March 2, 2000.

     17(f) Prospectus and statement of additional information of the Registrant, dated April 28, 2000, are incorporated by reference to Post-Effective Amendment No. 65 to Registrant's Registration Statement on Form N-1A filed on April 27, 2000.


ITEM 17.    UNDERTAKINGS

            (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 C.F.R. 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

            (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

      As required by the Securities Act of 1933 and the Investment Company Act of 1940, this Registration Statement has been signed on behalf of the Registrant in the City of New York and the State of New York on the 13th day of July 2000.

                                    SMITH BARNEY FUNDS, INC.

                                    By:   /s/ Heath B. McLendon
                                       -------------------------
                                         Heath B. McLendon
                                         Chief Executive Officer

      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacity on the date indicated.

 /s/ Heath B. McLendon    Chairman of the Board,      July 13, 2000
------------------------   President and Chief
Heath B. McLendon           Executive Officer

/s/ Lewis E. Daidone      Treasurer and Principal     July 13, 2000
------------------------     Financial Officer
Lewis E. Daidone


/s/ Lee Abraham*                Director              July 13, 2000
------------------------
Lee Abraham

/s/ Allan J. Bloostein*         Director              July 13, 2000
------------------------
Allan J. Bloostein

/s/ Jane F. Dasher*             Director              July 13, 2000
------------------------
Jane F. Dasher

/s/ Donald R. Foley*            Director              July 13, 2000
------------------------
Donald R. Foley

/s/ Richard E. Hanson, Jr.*     Director              July 13, 2000
------------------------
Richard E. Hanson, Jr.

/s/ Paul Hardin*                Director              July 13, 2000
------------------------
Paul Hardin

/s/ Roderick Rasmussen*         Director              July 13, 2000
------------------------
Roderick Rasmussen

/s/ John P. Toolan*             Director              July 13, 2000
------------------------
John P. Toolan

*By: /s/ Christina T. Sydor
    -----------------------
    Christina T. Sydor
    Executed by Christina T. Sydor, pursuant to powers of attorney previously filed.

EXHIBIT INDEX

Exhibit No.    Description

   7           Form of Distribution Agreement
   11          Opinion and Consent of Willkie Farr & Gallagher
   14          Consent of Independent Public Accountants
   17(a)       Form of proxy card